UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)

Ocean Park Tactical All Asset Fund

Class A1 Shares (SIRZX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$93	1.90%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$478,085,801
  Number of Portfolio Holdings66
  Advisory Fee $3,644,431
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
61.7%
Equity
36.3%
Money Market Funds
9.6%
Alternative
2.1%
Liabilities in Excess of Other Assets
-9.7%

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SIRZX

Ocean Park Tactical All Asset Fund

Class A Shares (SIRAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$86	1.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$478,085,801
  Number of Portfolio Holdings66
  Advisory Fee $3,644,431
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SIRAX

Ocean Park Tactical All Asset Fund

Class C Shares (SIRCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$122	2.50%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$478,085,801
  Number of Portfolio Holdings66
  Advisory Fee $3,644,431
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SIRCX

Ocean Park Tactical All Asset Fund

Investor Shares (SIRIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$478,085,801
  Number of Portfolio Holdings66
  Advisory Fee $3,644,431
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SIRIX

Ocean Park Tactical All Asset Fund

Instl Class (SIRRX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$74	1.50%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$478,085,801
  Number of Portfolio Holdings66
  Advisory Fee $3,644,431
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SIRRX

Ocean Park Tactical All Asset Fund

Class I1 Shares (SIRJX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1 Shares	$93	1.90%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$478,085,801
  Number of Portfolio Holdings66
  Advisory Fee $3,644,431
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SIRJX

Ocean Park Tactical Bond Fund

Class A Shares (STBKX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$75	1.50%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$2,107,307,103
  Number of Portfolio Holdings34
  Advisory Fee $10,423,873
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.1%
Money Market Funds	9.0%
Open End Funds	34.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.9%
Money Market Funds
9.9%
Liabilities in Excess of Other Assets
-9.8%

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Money Market Funds	9.9%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	24.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Bloomberg High Yield Bond ETF	11.7%
First American Government Obligations Fund, Class X	9.9%
iShares iBoxx High Yield Corporate Bond ETF	8.8%
SPDR Portfolio High Yield Bond ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	6.3%
Osterweis Strategic Income Fund, Class I	6.3%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
City National Rochdale Fixed Income Opportunities, Class N	3.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Bond Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-bond-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STBKX

Ocean Park Tactical Bond Fund

Class C Shares (STBDX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$112	2.25%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$2,107,307,103
  Number of Portfolio Holdings34
  Advisory Fee $10,423,873
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.1%
Money Market Funds	9.0%
Open End Funds	34.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Money Market Funds	9.9%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	24.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Bloomberg High Yield Bond ETF	11.7%
First American Government Obligations Fund, Class X	9.9%
iShares iBoxx High Yield Corporate Bond ETF	8.8%
SPDR Portfolio High Yield Bond ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	6.3%
Osterweis Strategic Income Fund, Class I	6.3%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
City National Rochdale Fixed Income Opportunities, Class N	3.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Bond Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-bond-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STBDX

Ocean Park Tactical Bond Fund

Instl Class (STBJX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$63	1.25%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$2,107,307,103
  Number of Portfolio Holdings34
  Advisory Fee $10,423,873
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.1%
Money Market Funds	9.0%
Open End Funds	34.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Money Market Funds	9.9%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	24.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Bloomberg High Yield Bond ETF	11.7%
First American Government Obligations Fund, Class X	9.9%
iShares iBoxx High Yield Corporate Bond ETF	8.8%
SPDR Portfolio High Yield Bond ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	6.3%
Osterweis Strategic Income Fund, Class I	6.3%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
City National Rochdale Fixed Income Opportunities, Class N	3.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Bond Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-bond-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STBJX

Ocean Park Tactical Bond Fund

Investor Class (STBNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.65%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$2,107,307,103
  Number of Portfolio Holdings34
  Advisory Fee $10,423,873
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.1%
Money Market Funds	9.0%
Open End Funds	34.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Money Market Funds	9.9%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	24.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Bloomberg High Yield Bond ETF	11.7%
First American Government Obligations Fund, Class X	9.9%
iShares iBoxx High Yield Corporate Bond ETF	8.8%
SPDR Portfolio High Yield Bond ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	6.3%
Osterweis Strategic Income Fund, Class I	6.3%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
City National Rochdale Fixed Income Opportunities, Class N	3.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Bond Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-bond-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STBNX

Ocean Park Tactical Core Growth Fund

Instl Class (STEJX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$49	1.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$9,748,185
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover77%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	57.6%
Money Market Funds	0.6%
Open End Funds	41.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.6%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.6%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	14.3%
iShares MSCI EAFE Value ETF	8.3%
Causeway International Value Fund, Class I	8.1%
iShares MSCI USA Min Vol Factor ETF	7.5%
Vanguard S&P 500 ETF	6.6%
Dodge & Cox International Stock Fund, Class I	5.1%
iShares US Consumer Goods ETF	5.0%
Thornburg Investment Income Builder Fund, Class I	5.0%
iShares MSCI Germany ETF	4.7%
iShares MSCI Hong Kong ETF	4.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Core Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ocean Park Tactical Core Growth Fund

Investor Class (STENX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.40%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$9,748,185
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover77%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	57.6%
Money Market Funds	0.6%
Open End Funds	41.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.6%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	14.3%
iShares MSCI EAFE Value ETF	8.3%
Causeway International Value Fund, Class I	8.1%
iShares MSCI USA Min Vol Factor ETF	7.5%
Vanguard S&P 500 ETF	6.6%
Dodge & Cox International Stock Fund, Class I	5.1%
iShares US Consumer Goods ETF	5.0%
Thornburg Investment Income Builder Fund, Class I	5.0%
iShares MSCI Germany ETF	4.7%
iShares MSCI Hong Kong ETF	4.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Core Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ocean Park Tactical Core Income Fund

Class A Shares (SSIZX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$67	1.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,460,584,847
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$5,562,836
  Portfolio Turnover84%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.6%
Money Market Funds	7.5%
Open End Funds	41.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
96.8%
Money Market Funds
8.1%
Alternative
1.9%
Equity
1.3%
Liabilities in Excess of Other Assets
-8.1%

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Equity	1.3%
Alternative	1.9%
Money Market Funds	8.1%
Fixed Income	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	13.4%
SPDR Bloomberg High Yield Bond ETF	10.6%
SPDR Blackstone Senior Loan ETF	10.1%
First American Government Obligations Fund, Class X	8.1%
iShares Broad USD High Yield Corporate Bond ETF	7.0%
Vanguard Long-Term Corporate Bond ETF	6.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.1%
iShares 20+ Year Treasury Bond ETF	4.5%
Invesco Senior Loan ETF	3.4%
PIMCO Long-Term Credit Bond Fund, Institutional Class	3.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Core Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SSIZX

Ocean Park Tactical Core Income Fund

Class C Shares (SSICX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$97	1.95%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,460,584,847
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$5,562,836
  Portfolio Turnover84%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.6%
Money Market Funds	7.5%
Open End Funds	41.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Equity	1.3%
Alternative	1.9%
Money Market Funds	8.1%
Fixed Income	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	13.4%
SPDR Bloomberg High Yield Bond ETF	10.6%
SPDR Blackstone Senior Loan ETF	10.1%
First American Government Obligations Fund, Class X	8.1%
iShares Broad USD High Yield Corporate Bond ETF	7.0%
Vanguard Long-Term Corporate Bond ETF	6.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.1%
iShares 20+ Year Treasury Bond ETF	4.5%
Invesco Senior Loan ETF	3.4%
PIMCO Long-Term Credit Bond Fund, Institutional Class	3.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Core Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SSICX

Ocean Park Tactical Core Income Fund

Investor Class (SSIIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,460,584,847
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$5,562,836
  Portfolio Turnover84%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.6%
Money Market Funds	7.5%
Open End Funds	41.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Equity	1.3%
Alternative	1.9%
Money Market Funds	8.1%
Fixed Income	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	13.4%
SPDR Bloomberg High Yield Bond ETF	10.6%
SPDR Blackstone Senior Loan ETF	10.1%
First American Government Obligations Fund, Class X	8.1%
iShares Broad USD High Yield Corporate Bond ETF	7.0%
Vanguard Long-Term Corporate Bond ETF	6.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.1%
iShares 20+ Year Treasury Bond ETF	4.5%
Invesco Senior Loan ETF	3.4%
PIMCO Long-Term Credit Bond Fund, Institutional Class	3.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Core Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SSIIX

Ocean Park Tactical Core Income Fund

Instl Class (SSIRX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Shares	$48	0.96%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,460,584,847
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$5,562,836
  Portfolio Turnover84%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.6%
Money Market Funds	7.5%
Open End Funds	41.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Equity	1.3%
Alternative	1.9%
Money Market Funds	8.1%
Fixed Income	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	13.4%
SPDR Bloomberg High Yield Bond ETF	10.6%
SPDR Blackstone Senior Loan ETF	10.1%
First American Government Obligations Fund, Class X	8.1%
iShares Broad USD High Yield Corporate Bond ETF	7.0%
Vanguard Long-Term Corporate Bond ETF	6.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.1%
iShares 20+ Year Treasury Bond ETF	4.5%
Invesco Senior Loan ETF	3.4%
PIMCO Long-Term Credit Bond Fund, Institutional Class	3.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Core Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SSIRX

Ocean Park Tactical Municipal Fund

Class A Shares (STMKX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$61	1.23%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$237,573,933
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$1,026,637
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.8%
Money Market Funds
10.1%
Liabilities in Excess of Other Assets
-9.9%

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STMKX

Ocean Park Tactical Municipal Fund

Class C Shares (STMHX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$97	1.98%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$237,573,933
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$1,026,637
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STMHX

Ocean Park Tactical Municipal Fund

Investor Class (STMNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.38%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$237,573,933
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$1,026,637
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STMNX

Ocean Park Tactical Municipal Fund

Instl Class (STMEX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$52	1.05%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$237,573,933
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$1,026,637
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STMEX

Ocean Park Tactical Municipal Fund

Special Shares (STMYX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Special Shares	$45	0.92%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$237,573,933
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$1,026,637
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-STMYX

Ocean Park Tactical Risk Spectrum 30 Fund

Instl Class (SRTJX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 30 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

What were the Fund’s costs for the last six months?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$65	1.31%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$181,366,873
  Number of Portfolio Holdings72
  Advisory Fee (net of waivers)$286,106
  Portfolio Turnover49%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.3%
Money Market Funds	4.1%
Open End Funds	41.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
70.1%
Equity
28.4%
Money Market Funds
4.2%
Alternative
1.4%
Liabilities in Excess of Other Assets
-4.1%

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Alternative	1.4%
Money Market Funds	4.2%
Equity	28.4%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	11.4%
SPDR Portfolio High Yield Bond ETF	7.6%
SPDR Blackstone Senior Loan ETF	5.4%
iShares MSCI EAFE Value ETF	4.7%
BNY Mellon High Yield ETF	4.6%
First American Government Obligations Fund, Class X	4.2%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.1%
Invesco Senior Loan ETF	3.7%
PIMCO International Bond Fund Unhedged, Institutional Class	3.0%
Medalist Partners MBS Total Return Fund, Institutional Class	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Risk Spectrum 30 Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SRTJX

Ocean Park Tactical Risk Spectrum 30 Fund

Investor Class (SRTNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 30 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

What were the Fund’s costs for the last six months?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.71%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$181,366,873
  Number of Portfolio Holdings72
  Advisory Fee (net of waivers)$286,106
  Portfolio Turnover49%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.3%
Money Market Funds	4.1%
Open End Funds	41.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Alternative	1.4%
Money Market Funds	4.2%
Equity	28.4%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	11.4%
SPDR Portfolio High Yield Bond ETF	7.6%
SPDR Blackstone Senior Loan ETF	5.4%
iShares MSCI EAFE Value ETF	4.7%
BNY Mellon High Yield ETF	4.6%
First American Government Obligations Fund, Class X	4.2%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.1%
Invesco Senior Loan ETF	3.7%
PIMCO International Bond Fund Unhedged, Institutional Class	3.0%
Medalist Partners MBS Total Return Fund, Institutional Class	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Risk Spectrum 30 Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SRTNX

Ocean Park Tactical Risk Spectrum 50 Fund

Class A Shares (SRFQX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$77	1.56%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$330,259,980
  Number of Portfolio Holdings71
  Advisory Fee $1,821,186
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	7.5%
Open End Funds	44.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
49.0%
Fixed Income
47.7%
Money Market Funds
8.1%
Alternative
3.4%
Liabilities in Excess of Other Assets
-8.2%

Value	Value
Liabilities in Excess of Other Assets	-8.2%
Alternative	3.4%
Money Market Funds	8.1%
Fixed Income	47.7%
Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.6%
PIMCO Income Fund, Institutional Class	8.2%
First American Government Obligations Fund, Class X	8.1%
SPDR Blackstone Senior Loan ETF	7.5%
iShares MSCI Eurozone ETF	5.6%
iShares MSCI USA Min Vol Factor ETF	5.5%
Causeway International Value Fund, Class I	4.7%
SPDR Bloomberg High Yield Bond ETF	4.1%
SPDR Portfolio High Yield Bond ETF	3.9%
Invesco Senior Loan ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Risk Spectrum 50 Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SRFQX

Ocean Park Tactical Risk Spectrum 50 Fund

Class C Shares (SRFKX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$113	2.30%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$330,259,980
  Number of Portfolio Holdings71
  Advisory Fee $1,821,186
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	7.5%
Open End Funds	44.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.2%
Alternative	3.4%
Money Market Funds	8.1%
Fixed Income	47.7%
Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.6%
PIMCO Income Fund, Institutional Class	8.2%
First American Government Obligations Fund, Class X	8.1%
SPDR Blackstone Senior Loan ETF	7.5%
iShares MSCI Eurozone ETF	5.6%
iShares MSCI USA Min Vol Factor ETF	5.5%
Causeway International Value Fund, Class I	4.7%
SPDR Bloomberg High Yield Bond ETF	4.1%
SPDR Portfolio High Yield Bond ETF	3.9%
Invesco Senior Loan ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Risk Spectrum 50 Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SRFKX

Ocean Park Tactical Risk Spectrum 50 Fund

Instl Class (SRFJX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$64	1.30%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$330,259,980
  Number of Portfolio Holdings71
  Advisory Fee $1,821,186
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	7.5%
Open End Funds	44.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.2%
Alternative	3.4%
Money Market Funds	8.1%
Fixed Income	47.7%
Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.6%
PIMCO Income Fund, Institutional Class	8.2%
First American Government Obligations Fund, Class X	8.1%
SPDR Blackstone Senior Loan ETF	7.5%
iShares MSCI Eurozone ETF	5.6%
iShares MSCI USA Min Vol Factor ETF	5.5%
Causeway International Value Fund, Class I	4.7%
SPDR Bloomberg High Yield Bond ETF	4.1%
SPDR Portfolio High Yield Bond ETF	3.9%
Invesco Senior Loan ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Risk Spectrum 50 Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SRFJX

Ocean Park Tactical Risk Spectrum 50 Fund

Investor Class (SRFNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.71%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$330,259,980
  Number of Portfolio Holdings71
  Advisory Fee $1,821,186
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	7.5%
Open End Funds	44.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.2%
Alternative	3.4%
Money Market Funds	8.1%
Fixed Income	47.7%
Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.6%
PIMCO Income Fund, Institutional Class	8.2%
First American Government Obligations Fund, Class X	8.1%
SPDR Blackstone Senior Loan ETF	7.5%
iShares MSCI Eurozone ETF	5.6%
iShares MSCI USA Min Vol Factor ETF	5.5%
Causeway International Value Fund, Class I	4.7%
SPDR Bloomberg High Yield Bond ETF	4.1%
SPDR Portfolio High Yield Bond ETF	3.9%
Invesco Senior Loan ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Risk Spectrum 50 Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SRFNX

Ocean Park Tactical Risk Spectrum 70 Fund

Instl Class (SRSJX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 70 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$64	1.31%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$66,388,673
  Number of Portfolio Holdings59
  Advisory Fee (net of waivers)$260,738
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.7%
Money Market Funds	5.6%
Open End Funds	31.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
69.1%
Fixed Income
27.9%
Money Market Funds
5.9%
Alternative
2.5%
Liabilities in Excess of Other Assets
-5.4%

Value	Value
Liabilities in Excess of Other Assets	-5.4%
Alternative	2.5%
Money Market Funds	5.9%
Fixed Income	27.9%
Equity	69.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	8.6%
First American Government Obligations Fund, Class X	5.9%
Invesco Senior Loan ETF	5.7%
Vanguard S&P 500 ETF	5.6%
iShares MSCI EAFE Value ETF	5.5%
Causeway International Value Fund, Class I	5.4%
iShares MSCI USA Min Vol Factor ETF	4.6%
iShares MSCI Hong Kong ETF	4.0%
Thornburg Investment Income Builder Fund, Class I	3.9%
SPDR Portfolio High Yield Bond ETF	3.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Risk Spectrum 70 Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SRSJX

Ocean Park Tactical Risk Spectrum 70 Fund

Investor Class (SRSNX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 70 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.71%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$66,388,673
  Number of Portfolio Holdings59
  Advisory Fee (net of waivers)$260,738
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.7%
Money Market Funds	5.6%
Open End Funds	31.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
Alternative	2.5%
Money Market Funds	5.9%
Fixed Income	27.9%
Equity	69.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	8.6%
First American Government Obligations Fund, Class X	5.9%
Invesco Senior Loan ETF	5.7%
Vanguard S&P 500 ETF	5.6%
iShares MSCI EAFE Value ETF	5.5%
Causeway International Value Fund, Class I	5.4%
iShares MSCI USA Min Vol Factor ETF	4.6%
iShares MSCI Hong Kong ETF	4.0%
Thornburg Investment Income Builder Fund, Class I	3.9%
SPDR Portfolio High Yield Bond ETF	3.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ocean Park Tactical Risk Spectrum 70 Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SRSNX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OCEAN PARK TACTICAL ALL ASSET FUND

OCEAN PARK TACTICAL CORE INCOME FUND

OCEAN PARK TACTICAL MUNICIPAL FUND

OCEAN PARK TACTICAL BOND FUND

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND

OCEAN PARK TACTICAL CORE GROWTH FUND

Semi-Annual Financial Statements and Additional Information
March 31, 2025

1-866-738-4363
www.oceanparkam.com

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 52.2%
	EQUITY - 22.2%
203,400	Financial Select Sector SPDR Fund	$10,131,354
85,700	First Trust North American Energy Infrastructure(a)	3,212,893
258,500	iShares MSCI EAFE Value ETF	15,235,990
135,700	iShares MSCI Eurozone ETF	7,226,025
257,400	iShares MSCI Germany ETF	9,544,392
517,500	iShares MSCI Hong Kong ETF(a)	9,061,425
12,700	iShares U.S. Aerospace & Defense ETF	1,944,370
136,400	iShares US Consumer Goods ETF	9,762,148
800	JPMorgan Equity Premium Income ETF	45,712
37,000	SPDR Dow Jones Industrial Average ETF Trust	15,535,560
34,000	Vanguard S&P 500 ETF	17,472,940
39,800	Vanguard Value ETF	6,875,052
		106,047,861
	FIXED INCOME - 30.0%
125,200	First Trust Preferred Securities and Income ETF	2,202,268
133,500	First Trust Senior Loan ETF	6,094,275
215,400	Franklin Senior Loan ETF	5,184,678
1,163,700	Invesco Senior Loan ETF(a)	24,088,590
147,400	iShares 20+ Year Treasury Bond ETF	13,417,822
887,200	SPDR Blackstone Senior Loan ETF	36,490,535
164,600	SPDR Bloomberg High Yield Bond ETF(a)	15,686,380
1,298,400	SPDR Portfolio High Yield Bond ETF	30,408,528
199,700	VanEck J. P. Morgan EM Local Currency Bond ETF(a)	4,764,842
63,300	Vanguard Long-Term Corporate Bond ETF	4,805,103
		143,143,021

	TOTAL EXCHANGE-TRADED FUNDS (Cost $246,049,915)	249,190,882

	OPEN END FUNDS — 47.9%
	ALTERNATIVE - 2.1%
1,154,594	DoubleLine Flexible Income Fund, Class I	10,068,059
1	JPMorgan Hedged Equity Fund, Class I	32
		10,068,091

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares			Fair Value
		OPEN END FUNDS — 47.9% (Continued)
		EQUITY - 14.1%
915,498		Causeway International Value Fund, Class I	$18,712,780
1		JPMorgan Emerging Markets Equity Fund, Class I	34
695,241		Schwab Fundamental Emerging Markets Large Company, Institutional Class	6,695,175
426,473		Schwab S&P 500 Index Fund	36,851,569
177,471		Thornburg Investment Income Builder Fund, Class I	4,931,917
			67,191,475
		FIXED INCOME - 31.7%
2,232		American Century High Income Fund, Class I	19,152
973		BlackRock Floating Rate Income Portfolio, Institutional Class	9,286
6,670		BlackRock National Municipal Fund, Institutional Class	66,300
1,253,525		Blackrock Series Fund V-BlackRock High Yield, Institutional Class	8,824,819
2,660		BlackRock Strategic Income Opportunities Portfolio, Institutional Class	25,323
2,888		BlackRock Strategic Municipal Opportunities Fund, Institutional Class	29,976
533,434		DoubleLine Emerging Markets Fixed Income Fund, Class I	4,806,236
1		JPMorgan Emerging Markets Debt Fund, Class I	7
3,793		JPMorgan Income Fund, Class I	32,431
144,497		MassMutual Global Floating Rate Fund, Class Y	1,244,120
6		Metropolitan West High Yield Bond Fund, Class I	53
2,891		Metropolitan West Total Return Bond Fund, Class I	26,226
3,221		Neuberger Berman Strategic Income Fund, Class I	32,180
1,980		Nuveen All-American Municipal Bond Fund, Class I	19,822
7,238		Nuveen Bond Index Fund, Institutional Class	69,920
2,255		Nuveen California Municipal Bond Fund, Class I	22,367
5,404		Nuveen High Yield Municipal Bond Fund, Class I	78,469
2,349		Nuveen Preferred Securities Fund, Class I	36,651
3,691		Nuveen Short Duration High Yield Municipal Bond, Class I	35,358
500,240		Nuveen Strategic Income Fund, Class I	4,932,369
507,381		PIMCO Diversified Income Fund, Institutional Class	4,926,670
5,488		PIMCO Emerging Markets Bond Fund, Institutional Class	46,813
4,398		PIMCO Emerging Markets Local Currency and Bond, Institutional Class	25,290
0	(e)	PIMCO High Yield Fund, Institutional Class	0	(f)
24		PIMCO High Yield Municipal Bond Fund, Institutional Class	199
6,463,184		PIMCO Income Fund, Institutional Class	69,156,066
3,038,905		PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	29,933,217

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 47.9% (Continued)
	FIXED INCOME - 31.7% (Continued)
9,129	PIMCO Investment Grade Credit Bond Fund, Institutional Class	$82,615
8	PIMCO Long-Term Credit Bond Fund, Institutional Class	71
1,313	PIMCO Real Return Fund, Institutional Class	13,607
4,583	PIMCO Total Return Fund, Institutional Class	39,781
1,545,866	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	14,206,505
9,486	TCW Emerging Markets Income Fund, Class I	61,757
1,345,013	Voya Securitized Credit Fund, Class I	12,898,672
		151,702,328
	MIXED ALLOCATION - 0.0%(c)
1,615	Nuveen Real Asset Income Fund, Class I	34,774

	TOTAL OPEN END FUNDS (Cost $216,304,329)	228,996,668

	SHORT-TERM INVESTMENTS — 9.6%
	COLLATERAL FOR SECURITIES LOANED - 9.4%
45,095,067	First American Government Obligations Fund, Class X, 4.25%(b)(d) (Cost $45,095,067)	45,095,067

	MONEY MARKET FUND - 0.2%
1,014,127	First American Government Obligations Fund, Class X, 4.25%(d) (Cost $1,014,127)	1,014,127

	TOTAL SHORT-TERM INVESTMENTS (Cost $46,109,194)	46,109,194

	TOTAL INVESTMENTS - 109.7% (Cost $508,463,438)	$524,296,744
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.7)%	(46,210,943)
	NET ASSETS - 100.0%	$478,085,801

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $44,010,773, as of March 31, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $45,095,067 at March 31, 2025.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(e)	Less than one share.

(f)	Less than $1 USD.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 54.7%
	EQUITY - 1.3%
408,300	First Trust North American Energy Infrastructure(a)	$15,307,167
107,700	Tortoise North American Pipeline Fund(a)	3,917,049
		19,224,216
	FIXED INCOME - 53.4%
763,600	First Trust Preferred Securities and Income ETF(a)	13,431,724
163,100	First Trust Senior Loan ETF	7,445,515
193,900	FlexShares High Yield Value-Scored Bond Index Fund	7,829,682
2,370,400	Invesco Senior Loan ETF	49,067,280
729,800	iShares 20+ Year Treasury Bond ETF	66,433,694
2,764,600	iShares Broad USD High Yield Corporate Bond ETF	101,764,926
677,100	Janus Henderson AAA CLO ETF	34,335,741
456,600	Janus Henderson B-BBB CLO ETF(a)	22,222,722
561,600	PIMCO Multi Sector Bond Active ETF	14,798,160
97,400	Pimco Senior Loan Active ETF	4,907,499
3,576,800	SPDR Blackstone Senior Loan ETF	147,113,784
1,617,500	SPDR Bloomberg High Yield Bond ETF(a)	154,147,750
287,500	SPDR Nuveen Bloomberg High Yield Municipal Bond(a)	7,250,750
868,600	SPDR Portfolio High Yield Bond ETF	20,342,612
1,096,700	VanEck J. P. Morgan EM Local Currency Bond ETF	26,167,262
586,700	VanEck Vectors Investment Grade Floating Rate ETF(a)	14,990,185
1,156,700	Vanguard Long-Term Corporate Bond ETF	87,805,097
		780,054,383

	TOTAL EXCHANGE-TRADED FUNDS (Cost $799,466,451)	799,278,599

	OPEN END FUNDS — 45.3%
	ALTERNATIVE - 1.9%
2,605,242	Metropolitan West Unconstrained Bond Fund, Class I	27,016,364
60,610	Victory Market Neutral Income Fund, Class I	527,304
		27,543,668
	FIXED INCOME - 43.4%
9,877	Allspring Municipal Bond Fund, Institutional Class	94,917
5,707	American Century High Income Fund, Class I	48,970

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 45.3% (Continued)
	FIXED INCOME - 43.4% (Continued)
11,333	Angel Oak Multi-Strategy Income Fund, Institutional Class	$98,261
1,040,923	Aristotle Floating Rate Income Fund, Class I	9,743,042
1,686,422	BlackRock Floating Rate Income Portfolio, Institutional Class	16,088,462
19,034	BlackRock National Municipal Fund, Institutional Class	189,202
2,935	BlackRock New York Municipal Opportunities Fund, Institutional Class	30,521
4,626,800	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	32,572,673
7,576	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	72,121
8,137	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	84,459
5,317,240	Credit Suisse Floating Rate High Income Fund, Institutional Class	33,073,234
3,557,053	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	28,563,382
6,583,020	Eaton Vance Short Duration Strategic Income Fund, Class I	43,974,577
688	Fidelity Capital & Income Fund, Class I	6,813
1	JPMorgan Emerging Markets Debt Fund, Class I	7
12,219	JPMorgan Income Fund, Class I	104,470
368,381	Leader Capital High Quality Income Fund, Institutional Class	4,111,134
1,263	Medalist Partners MBS Total Return Fund, Institutional Class	10,826
11,746	Metropolitan West Total Return Bond Fund, Class I	106,536
531,355	Neuberger Berman Floating Rate Income Fund, Class I	4,946,914
10,044	Neuberger Berman Strategic Income Fund, Class I	100,341
9,770	Nuveen All-American Municipal Bond Fund, Class I	97,800
23,126	Nuveen Bond Index Fund, Institutional Class	223,393
19,654	Nuveen High Yield Municipal Bond Fund, Class I	285,377
1,930	Nuveen Intermediate Duration Municipal Bond Fund, Class I	16,907
1,549,055	Nuveen Preferred Securities Fund, Class I	24,165,254
10,413	Nuveen Short Duration High Yield Municipal Bond, Class I	99,757
33	Nuveen Strategic Income Fund, Class I	328
919,517	PGIM Floating Rate Income Fund, Class Z	8,266,459
10,704	PIMCO Diversified Income Fund, Institutional Class	103,934
3,857,605	PIMCO Dynamic Bond Fund, Institutional Class	38,961,811
13,531	PIMCO Emerging Markets Bond Fund, Institutional Class	115,420
9,993	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	57,460
16,246	PIMCO High Yield Municipal Bond Fund, Institutional Class	136,463
18,267,381	PIMCO Income Fund, Institutional Class	195,460,976
7,628,243	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	75,138,195

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 45.3% (Continued)
	FIXED INCOME - 43.4% (Continued)
497	PIMCO International Bond Fund Unhedged, Institutional Class	$3,741
14,310	PIMCO Investment Grade Credit Bond Fund, Institutional Class	129,506
5,079,558	PIMCO Long-Term Credit Bond Fund, Institutional Class	44,903,291
754	PIMCO Low Duration Income Fund, Institutional Class	6,129
4,003	PIMCO Real Return Fund, Institutional Class	41,467
10,457	PIMCO Total Return Fund, Institutional Class	90,763
4,584,121	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	42,128,074
4,543,988	TCW Emerging Markets Income Fund, Class I	29,581,359
1,241	Thornburg Strategic Income Fund, Class I	14,209
		634,048,935

	TOTAL OPEN END FUNDS (Cost $644,167,059)	661,592,603

	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED - 8.0%
117,380,901	First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $117,380,901)	117,380,901

	MONEY MARKET FUND - 0.1%
1,002,605	First American Government Obligations Fund, Class X, 4.25%(c) (Cost $1,002,605)	1,002,605

	TOTAL SHORT-TERM INVESTMENTS (Cost $118,383,506)	118,383,506

	TOTAL INVESTMENTS - 108.1% (Cost $1,562,017,016)	$1,579,254,708
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(118,669,861)
	NET ASSETS - 100.0%	$1,460,584,847

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $114,975,621, as of March 31, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $117,380,901 at March 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.5%
	FIXED INCOME - 48.5%
208,500	First Trust Municipal High Income ETF	$9,967,363
264,300	Franklin Dynamic Municipal Bond ETF	6,459,492
23,300	JPMorgan High Yield Municipal ETF	1,176,534
1,993,600	SPDR Nuveen Bloomberg High Yield Municipal Bond(a)	50,278,592
812,700	VanEck High Yield Muni ETF(a)	41,593,986
252,600	VanEck Short High Yield Muni ETF(a)	5,680,974
	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,157,535)	115,156,941

	OPEN END FUNDS — 51.3%
	FIXED INCOME - 51.3%
772	Allspring California Tax-Free Fund, Institutional Class	8,056
2,027	American Century High-Yield Municipal Fund, Class I	17,738
9,015	BlackRock National Municipal Fund, Institutional Class	89,605
3,693	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	38,335
3,754	City National Rochdale Municipal High Income Fund, Service Class	34,573
2,427	Easterly RocMuni High Income Municipal Bond Fund, Class I	16,407
4,316,246	First Eagle Funds - First Eagle High Income Fund, Class I	36,860,743
645,178	JPMorgan National Municipal Income Fund, Class I	6,348,548
515,082	JPMorgan Tax Free Bond Fund, Class I	5,490,777
4,483	Northern Intermediate Tax-Exempt Fund, Class I	43,483
4,397	Nuveen All-American Municipal Bond Fund, Class I	44,011
1,120	Nuveen California High Yield Municipal Bond Fund, Class I	8,755
2,240	Nuveen California Municipal Bond Fund, Class I	22,220
57	Nuveen High Yield Municipal Bond Fund, Class I	829
1,032,036	Nuveen Intermediate Duration Municipal Bond Fund, Class I	9,040,638
811	Nuveen Limited Term Municipal Bond Fund, Class I	8,780
118,257	Nuveen Short Duration High Yield Municipal Bond, Class I	1,132,898
7,466,312	PIMCO High Yield Municipal Bond Fund, Institutional Class	62,717,022
983	Putnam Strategic Intermediate Municipal Fund, Class Y	13,679
	TOTAL OPEN END FUNDS (Cost $123,259,626)	121,937,097

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.1%
	COLLATERAL FOR SECURITIES LOANED – 9.9%
23,538,390	First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $23,538,390)	$23,538,390

	MONEY MARKET FUNDS – 0.2%
6,260	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.00%(c)(d) (Cost $6,261)	6,261
416,691	First American Government Obligations Fund, Class X, 4.25%(c) (Cost $416,691)	416,691
	TOTAL MONEY MARKET FUNDS (Cost $422,952)	422,952

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,961,342)	23,961,342

	TOTAL INVESTMENTS - 109.9% (Cost $264,378,503)	$261,055,380
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9)%	(23,481,4 7)
	NET ASSETS - 100.0%	$237,573,933

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $23,048,692, as of March 31, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $23,538,390 at March 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Floating Net Asset Value

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares			Fair Value
		EXCHANGE-TRADED FUNDS — 61.6%
		FIXED INCOME - 61.6%
61,400		First Trust Tactical High Yield(a)	$2,519,856
286,300		Franklin High Yield Corporate ETF	6,822,529
1,628,000		iShares 0-5 Year High Yield Corporate Bond ETF	69,222,560
8,704,200		iShares Broad USD High Yield Corporate Bond ETF	320,401,602
799,500		iShares Fallen Angels USD Bond ETF(a)	21,418,605
240,600		iShares High Yield Systematic Bond ETF	11,329,854
2,344,200		iShares iBoxx High Yield Corporate Bond ETF(a)	184,933,938
127,000		JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	5,848,350
367,800		PGIM Active High Yield Bond ETF	12,806,796
89,800		SPDR Blackstone High Income ETF, USD Class(a)	2,525,176
2,581,200		SPDR Bloomberg High Yield Bond ETF(a)	245,988,360
5,311,500		SPDR Bloomberg Short Term High Yield Bond ETF	133,637,340
7,091,900		SPDR Portfolio High Yield Bond ETF	166,092,298
913,400		VanEck Fallen Angel High Yield Bond ETF	26,360,724
2,470,000		Xtrackers USD High Yield Corporate Bond ETF	89,290,500
		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,257,348,442)	1,299,198,488

		OPEN END FUNDS — 38.3%
		FIXED INCOME - 38.3%
1,461,330		Allspring High Yield Bond Fund, Institutional Class	4,383,989
2,453,471		Allspring Short-Term High Income Fund, Institutional Class	19,186,141
72,849,546		Blackrock Series Fund V-BlackRock High Yield, Institutional Class	512,860,801
3,671,481		City National Rochdale Fixed Income Opportunities, Class N	71,118,679
18,660		Fidelity Capital & Income Fund, Class I	184,918
49,720		Fidelity High Income Fund, Class I	388,813
2,273		MassMutual High Yield Fund, Class I	18,118
12		Metropolitan West High Yield Bond Fund, Class I	115
0	(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
3,308,851		Nuveen High Yield Fund, Institutional Class	28,820,088
11,963,262		Osterweis Strategic Income Fund, Class I	133,152,162
162,798		PGIM High Yield Fund, Class Z	776,545

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares			Fair Value
		OPEN END FUNDS — 38.3% (Continued)
		FIXED INCOME - 38.3% (Continued)
23,796		PGIM Short Duration High Yield, Class Z	$198,936
103		PIMCO High Yield Fund, Institutional Class	825
0	(d)	PIMCO High Yield Spectrum Fund, Institutional Class	0	(e)
3,374,857		Principal High Yield Fund, Institutional Class	22,409,047
2,747,211		Western Asset Short Duration High Income Fund, Class I	13,186,615
		TOTAL OPEN END FUNDS (Cost $779,069,474)	806,685,793

		SHORT-TERM INVESTMENTS — 9.9%
		COLLATERAL FOR SECURITIES LOANED - 9.8%
205,704,088		First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $205,704,088)	205,704,088

		MONEY MARKET FUND - 0.1%
2,879,860		First American Government Obligations Fund, Class X, 4.25%(c) (Cost $2,879,860)	2,879,860

		TOTAL SHORT-TERM INVESTMENTS (Cost $208,583,948)	208,583,948

		TOTAL INVESTMENTS - 109.8% (Cost $2,245,001,864)	$2,314,468,229
		LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8)%	(207,161,126)
		NET ASSETS - 100.0%	$2,107,307,103

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $201,573,246, as of March 31, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $205,704,088 at March 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Less than one share.

(e)	Less than $1 USD.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 52.4%
	EQUITY - 28.6%
43,700	Consumer Staples Select Sector SPDR Fund	$3,568,979
183,200	Financial Select Sector SPDR Fund	9,125,192
18,200	Invesco S&P 500 Equal Weight Energy ETF	1,490,034
142,700	iShares MSCI EAFE Value ETF	8,410,738
346,500	iShares MSCI Eurozone ETF	18,451,125
186,700	iShares MSCI Germany ETF	6,922,836
568,800	iShares MSCI Hong Kong ETF(a)	9,959,688
192,200	iShares MSCI USA Min Vol Factor ETF	18,001,452
25,800	iShares U.S. Aerospace & Defense ETF(a)	3,949,980
80,400	iShares US Consumer Goods ETF	5,754,228
86,400	JPMorgan Equity Premium Income ETF	4,936,896
47,000	Utilities Select Sector SPDR Fund	3,705,950
		94,277,098
	FIXED INCOME - 23.8%
65,700	First Trust Preferred Securities and Income ETF	1,155,663
531,000	Invesco Senior Loan ETF(a)	10,991,700
27,400	iShares 20+ Year Treasury Bond ETF	2,494,222
36,600	iShares CMBS ETF	1,756,800
40,700	Janus Henderson AAA CLO ETF	2,063,897
29,700	Pimco Senior Loan Active ETF	1,496,435
603,900	SPDR Blackstone Senior Loan ETF	24,838,407
141,000	SPDR Bloomberg High Yield Bond ETF(a)	13,437,300
552,400	SPDR Portfolio High Yield Bond ETF	12,937,208
131,400	VanEck Emerging Markets High Yield Bond ETF	2,582,010
103,600	VanEck J. P. Morgan EM Local Currency Bond ETF(a)	2,471,896
32,800	Vanguard Long-Term Corporate Bond ETF	2,489,848
		78,715,386

	TOTAL EXCHANGE-TRADED FUNDS (Cost $169,820,183)	172,992,484

	OPEN END FUNDS — 47.7%
	ALTERNATIVE - 3.4%
353,028	DoubleLine Flexible Income Fund, Class I	3,078,400

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 47.7% (Continued)
	ALTERNATIVE - 3.4% (Continued)
503,624	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	$4,502,396
1	JPMorgan Hedged Equity Fund, Class I	32
397,285	Payden Absolute Return Bond Fund, Class I	3,754,344
		11,335,172
	EQUITY - 20.4%
754,909	Causeway International Value Fund, Class I	15,430,338
190,960	Datum One Series Trust - Brandes International, Class I	3,928,040
98,483	Integrity Dividend Harvest Fund, Class I	1,847,548
448,081	Schwab Fundamental Emerging Markets Large Company, Institutional Class	4,315,018
483,319	Schwab S&P 500 Index Fund	41,763,621
		67,284,565
	FIXED INCOME - 23.9%
530	Allspring California Tax-Free Fund, Institutional Class	5,535
1,746	Ashmore Emerging Markets Total Return Fund, Institutional Class	8,677
355,884	BlackRock Floating Rate Income Portfolio, Institutional Class	3,395,132
1,142	BlackRock National Municipal Fund, Institutional Class	11,355
524,039	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	3,689,232
810	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	7,709
360	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,742
569,045	CrossingBridge Low Duration High Income Fund, Institutional Class	5,519,567
340,599	DoubleLine Low Duration Emerging Markets Fixed, Class I	3,283,378
733,461	JPMorgan Emerging Markets Debt Fund, Class I	4,540,121
1,329	JPMorgan Income Fund, Class I	11,361
88,966	MassMutual Global Floating Rate Fund, Class Y	765,997
1,330	Metropolitan West Total Return Bond Fund, Class I	12,064
1,175	Neuberger Berman Strategic Income Fund, Class I	11,736
111,212	North Square Preferred And Income Securities Fund, Class I	2,365,494
651	Nuveen All-American Municipal Bond Fund, Class I	6,514
2,523	Nuveen Bond Index Fund, Institutional Class	24,375
1,877	Nuveen High Yield Municipal Bond Fund, Class I	27,247
1,355	Nuveen Preferred Securities Fund, Class I	21,144
463	Nuveen Short Duration High Yield Municipal Bond, Class I	4,437
721	Nuveen Strategic Income Fund, Class I	7,111
465,363	PIMCO Diversified Income Fund, Institutional Class	4,518,672

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares			Fair Value
		OPEN END FUNDS — 47.7% (Continued)
		FIXED INCOME - 23.9% (Continued)
2,148		PIMCO Emerging Markets Bond Fund, Institutional Class	$18,323
0	(d)	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	0	(e)
3		PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	18
2,526,722		PIMCO Income Fund, Institutional Class	27,035,926
798,764		PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,867,820
3,975		PIMCO Investment Grade Credit Bond Fund, Institutional Class	35,977
399,002		PIMCO Long-Term Credit Bond Fund, Institutional Class	3,527,182
277		PIMCO Low Duration Income Fund, Institutional Class	2,249
442		PIMCO Real Return Fund, Institutional Class	4,581
949		PIMCO Total Return Fund, Institutional Class	8,239
583,912		Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,366,147
494,023		Putnam Floating Rate Income Fund, Class Y	3,887,960
325,100		RiverPark Strategic Income Fund, Institutional Class	2,814,983
3,209		TCW Emerging Markets Income Fund, Class I	20,890
			78,830,895

		TOTAL OPEN END FUNDS (Cost $145,335,360)	157,450,632

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED - 8.0%
26,470,907	First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $26,470,907)	$26,470,907

	MONEY MARKET FUND - 0.1%
361,281	First American Government Obligations Fund, Class X, 4.25%(c) (Cost $361,281)	361,281

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,832,188)	26,832,188

	TOTAL INVESTMENTS - 108.2% (Cost $341,987,731)	$357,275,304
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(27,015,324)
	NET ASSETS - 100.0%	$330,259,980

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $25,868,723, as of March 31, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $26,470,907 at March 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Less than one share.

(e)	Less than $1 USD.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.6%
	EQUITY - 20.7%
14,954	Consumer Staples Select Sector SPDR Fund	$1,221,293
43,700	Financial Select Sector SPDR Fund	2,176,697
9,250	Invesco S&P 500 Equal Weight Energy ETF	757,298
145,612	iShares MSCI EAFE Value ETF	8,582,370
51,400	iShares MSCI Eurozone ETF	2,737,050
68,800	iShares MSCI Germany ETF	2,551,104
142,900	iShares MSCI Hong Kong ETF	2,502,179
52,779	iShares MSCI USA Min Vol Factor ETF	4,943,281
7,395	iShares U.S. Aerospace & Defense ETF(a)	1,132,175
23,900	iShares US Consumer Goods ETF	1,710,523
10,000	JPMorgan Equity Premium Income ETF	571,400
8,546	SPDR Dow Jones Industrial Average ETF Trust	3,588,294
15,662	Utilities Select Sector SPDR Fund	1,234,949
7,460	Vanguard S&P 500 ETF	3,833,769
		37,542,382
	FIXED INCOME - 35.9%
174,700	BNY Mellon High Yield ETF	8,320,926
41,371	First Trust Preferred Securities and Income ETF	727,716
325,416	Invesco Senior Loan ETF(a)	6,736,111
23,700	iShares 20+ Year Treasury Bond ETF	2,157,411
20,586	iShares CMBS ETF	988,128
36,606	Janus Henderson AAA CLO ETF	1,856,290
60,300	JPMorgan High Yield Municipal ETF	3,044,849
44,400	Pacer Pacific Asset Floating Rate High Income ETF	2,090,796
36,917	PGIM Floating Rate Income ETF	1,843,081
160,705	PIMCO Multi Sector Bond Active ETF	4,234,577
240,029	SPDR Blackstone Senior Loan ETF	9,872,393
7,600	SPDR Bloomberg High Yield Bond ETF(a)	724,280
585,655	SPDR Portfolio High Yield Bond ETF	13,716,040
94,435	VanEck Emerging Markets High Yield Bond ETF	1,855,648
75,100	VanEck J. P. Morgan EM Local Currency Bond ETF(a)	1,791,886
67,600	Vanguard Long-Term Corporate Bond ETF	5,131,516
		65,091,648
	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,324,382)	102,634,030

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 43.3%
	ALTERNATIVE - 1.4%
82,416	DoubleLine Flexible Income Fund, Class I	$718,671
67,846	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	606,541
68,906	iMGP High Income Fund, Institutional Class	681,481
55,813	Payden Absolute Return Bond Fund, Class I	527,434
		2,534,127
	EQUITY - 7.7%
141,507	Causeway International Value Fund, Class I	2,892,395
6,281	Datum One Series Trust - Brandes International, Class I	129,210
18,396	Dodge & Cox International Stock Fund, Class I	1,006,806
246,083	Schwab Fundamental Emerging Markets Large Company, Institutional Class	2,369,776
26,928	Schwab S&P 500 Index Fund	2,326,885
188,236	Thornburg Investment Income Builder Fund, Class I	5,231,078
		13,956,150
	FIXED INCOME - 34.2%
111	American Century High Income Fund, Class I	955
666	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	3,851
511	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,541
126	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,199
169	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,756
69,444	CrossingBridge Low Duration High Income Fund, Institutional Class	673,591
53,988	DoubleLine Low Duration Emerging Markets Fixed, Class I	520,445
459,156	First Eagle Funds - First Eagle High Income Fund, Class I	3,921,191
240,151	Holbrook Structured Income Fund, Class I	2,360,682
118,820	JPMorgan Emerging Markets Debt Fund, Class I	735,499
624,529	Medalist Partners MBS Total Return Fund, Institutional Class	5,352,213
193	Metropolitan West Total Return Bond Fund, Class I	1,749
311	Nuveen Bond Index Fund, Institutional Class	3,005
235	Nuveen High Yield Municipal Bond Fund, Class I	3,405
118	Nuveen Preferred Securities Fund, Class I	1,838
164	Nuveen Short Duration High Yield Municipal Bond, Class I	1,568
181	Nuveen Strategic Income Fund, Class I	1,781
279,978	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	2,013,040
416,169	PIMCO Global Bond Opportunities Fund U.S., Institutional Class	4,024,354
1,931,789	PIMCO Income Fund, Institutional Class	20,670,147

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 43.3% (Continued)
	FIXED INCOME - 34.2% (Continued)
747,037	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	$7,358,316
720,983	PIMCO International Bond Fund Unhedged, Institutional Class	5,429,005
429,372	PIMCO Investment Grade Credit Bond Fund, Institutional Class	3,885,812
162	PIMCO Total Return Fund, Institutional Class	1,409
404,331	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3,715,798
45,395	Putnam Floating Rate Income Fund, Class Y	357,260
108,991	RiverPark Strategic Income Fund, Institutional Class	943,734
145	TCW Emerging Markets Income Fund, Class I	946
1	TCW Emerging Markets Local Currency Income Fund, Class I	8
1	TCW Securitized Bond Fund, Class I	9
		61,987,107

	TOTAL OPEN END FUNDS (Cost $77,874,896)	78,477,384

	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED - 3.8%
6,870,473	First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $6,870,473)	6,870,473

	MONEY MARKET FUND - 0.4%
803,751	First American Government Obligations Fund, Class X, 4.25%(c) (Cost $803,751)	803,751

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,674,224)	7,674,224

	TOTAL INVESTMENTS - 104.1% (Cost $188,873,502)	$188,785,638
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(7,418,765)
	NET ASSETS - 100.0%	$181,366,873

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $6,697,757, as of March 31, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $6,870,473 at March 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.1%
	EQUITY - 43.3%
16,641	Consumer Staples Select Sector SPDR Fund	$1,359,070
25,200	Dimensional International Small Cap Value ETF(a)	733,824
24,804	Financial Select Sector SPDR Fund	1,235,487
5,400	Invesco S&P 500 Equal Weight Energy ETF	442,098
15,792	iShares MSCI ACWI ex U.S. ETF(a)	875,666
4,900	iShares MSCI EAFE Growth ETF	490,000
61,600	iShares MSCI EAFE Value ETF	3,630,705
37,500	iShares MSCI Eurozone ETF	1,996,875
60,000	iShares MSCI Germany ETF	2,224,800
152,100	iShares MSCI Hong Kong ETF	2,663,272
32,635	iShares MSCI USA Min Vol Factor ETF	3,056,595
3,651	iShares U.S. Aerospace & Defense ETF(a)	558,968
21,900	iShares US Consumer Goods ETF	1,567,383
8,317	JPMorgan Equity Premium Income ETF	475,233
1,532	SPDR Dow Jones Industrial Average ETF Trust	643,256
12,137	Utilities Select Sector SPDR Fund	957,002
27,200	Vanguard FTSE Europe ETF	1,909,712
7,219	Vanguard S&P 500 ETF	3,709,917
1,779	WisdomTree Japan Hedged Equity Fund	196,010
		28,725,873
	FIXED INCOME - 22.8%
18,644	First Trust Preferred Securities and Income ETF	327,948
182,058	Invesco Senior Loan ETF(a)	3,768,600
6,200	iShares 20+ Year Treasury Bond ETF	564,386
6,100	iShares CMBS ETF	292,800
7,761	iShares J.P. Morgan EM High Yield Bond ETF	296,703
12,600	Janus Henderson AAA CLO ETF	638,946
24,500	Janus Henderson B-BBB CLO ETF(a)	1,192,415
4,936	Pacer Pacific Asset Floating Rate High Income ETF	232,436
21,978	Principal Active High Yield ETF	418,681
42,539	SPDR Blackstone Senior Loan ETF	1,749,629
7,396	SPDR Bloomberg High Yield Bond ETF(a)	704,839
96,621	SPDR Portfolio High Yield Bond ETF	2,262,864
58,000	VanEck Emerging Markets High Yield Bond ETF	1,139,700

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.1% (Continued)
	FIXED INCOME - 22.8% (Continued)
40,300	VanEck J. P. Morgan EM Local Currency Bond ETF	$961,558
7,300	Vanguard Long-Term Corporate Bond ETF	554,143
		15,105,648

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,462,970)	43,831,521

	OPEN END FUNDS — 33.4%
	ALTERNATIVE - 2.5%
61,566	BlackRock Global Long/Short Equity Fund, Institutional Class	873,010
36,345	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	324,927
27,278	iMGP High Income Fund, Institutional Class	269,778
23,182	Payden Absolute Return Bond Fund, Class I	219,070
		1,686,785
	EQUITY - 25.8%
176,407	Causeway International Value Fund, Class I	3,605,765
72,834	Datum One Series Trust - Brandes International, Class I	1,498,204
37,501	Dodge & Cox International Stock Fund, Class I	2,052,450
33,345	Integrity Dividend Harvest Fund, Class I	625,548
107,478	Schwab Fundamental Emerging Markets Large Company, Institutional Class	1,035,015
66,281	Schwab S&P 500 Index Fund	5,727,372
92,634	Thornburg Investment Income Builder Fund, Class I	2,574,309
		17,118,663
	FIXED INCOME - 5.1%
54	American Century High Income Fund	463
34	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	325
52,451	JPMorgan Emerging Markets Debt Fund, Class I	324,670
44,844	Medalist Partners MBS Total Return Fund, Institutional Class	384,310
50	Metropolitan West Total Return Bond Fund, Class I	457
22,631	Nuveen Preferred Securities Fund, Class I	353,041
103,445	PIMCO Income Fund, Institutional Class	1,106,857
40,797	PIMCO Investment Grade Credit Bond Fund, Institutional Class	369,211
42	PIMCO Total Return Fund, Institutional Class	366

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 33.4% (Continued)
	FIXED INCOME - 5.1% (Continued)
90,555	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	$832,201
111	Putnam Floating Rate Income Fund, Class Y	874
13	TCW Emerging Markets Income Fund, Class I	83
		3,372,858

	TOTAL OPEN END FUNDS (Cost $21,323,919)	22,178,306

	SHORT-TERM INVESTMENTS — 5.9%
	COLLATERAL FOR SECURITIES LOANED - 5.8%
3,838,434	First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $3,838,434)	3,838,434

	MONEY MARKET FUND - 0.1%
104,950	First American Government Obligations Fund, Class X, 4.25%(c) (Cost $104,950)	104,950

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,943,384)	3,943,384

	TOTAL INVESTMENTS - 105.4% (Cost $68,730,273)	$69,953,211
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%	(3,564,538)
	NET ASSETS - 100.0%	$66,388,673

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $3,745,896, as of March 31, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $3,838,434 at March 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.7%
	EQUITY - 57.7%
740	Alerian MLP ETF	$38,436
669	Communication Services Select Sector SPDR Fund	64,525
1,726	Consumer Staples Select Sector SPDR Fund	140,962
4,880	Financial Select Sector SPDR Fund	243,073
2,104	Invesco S&P 500 Equal Weight Energy ETF	172,254
7,376	iShares MSCI ACWI ex U.S. ETF	408,999
931	iShares MSCI EAFE Growth ETF	93,100
13,767	iShares MSCI EAFE Value ETF	811,428
2,894	iShares MSCI Eurozone ETF	154,106
12,464	iShares MSCI Germany ETF	462,165
26,075	iShares MSCI Hong Kong ETF	456,573
7,846	iShares MSCI USA Min Vol Factor ETF	734,856
631	iShares U.S. Aerospace & Defense ETF	96,606
6,866	iShares US Consumer Goods ETF	491,400
577	JPMorgan Equity Premium Income ETF	32,970
775	Siren DIVCON Leaders Dividend	50,213
114	SPDR Dow Jones Industrial Average ETF Trust	47,866
1,063	Utilities Select Sector SPDR Fund	83,818
5,105	Vanguard FTSE Europe ETF	358,422
1,245	Vanguard S&P 500 ETF	639,818
374	WisdomTree Japan Hedged Equity Fund	41,207
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,529,732)	5,622,797

	OPEN END FUNDS — 41.9%
	EQUITY - 41.9%
38,785	Causeway International Value Fund, Class I	792,769
21,886	Datum One Series Trust - Brandes International, Class I	450,197
9,083	Dodge & Cox International Stock Fund, Class I	497,107
2,402	FullerThaler Behavioral Unconstrained Equity Fund, Institutional Class	119,252
3,883	Integrity Dividend Harvest Fund, Class I	72,841
27,960	Schwab Fundamental Emerging Markets Large Company, Institutional Class	269,251

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 41.9% (Continued)
	EQUITY - 41.9% (Continued)
16,065	Schwab S&P 500 Index Fund	$1,388,170
17,619	Thornburg Investment Income Builder Fund, Class I	489,630
	TOTAL OPEN END FUNDS (Cost $4,100,589)	4,079,217

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
61,678	First American Government Obligations Fund, Class X, 4.25%(a) (Cost $61,678)	61,678

	TOTAL INVESTMENTS - 100.2% (Cost $9,691,999)	$9,763,692
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(15,507)
	NET ASSETS - 100.0%	$9,748,185

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MLP	- Master Limited Partnership

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

	Ocean Park	Ocean Park	Ocean Park
	Tactical All	Tactical Core	Tactical	Ocean Park
	Asset Fund	Income Fund	Municipal Fund	Tactical Bond Fund
ASSETS
Investment securities:
At cost	$508,463,438	$1,562,017,016	$264,378,503	$2,245,001,864
At value (includes securities on loan with a market value of $44,010,773, $114,975,621, $23,048,692, $201,573,246)	$524,296,744	$1,579,254,708	$261,055,380	$2,314,468,229
Dividends and interest receivable	108,566	61,649	24,635	74,431
Receivable for Fund shares sold	367,207	1,580,715	671,076	4,094,375
Prepaid expenses and other assets	29,087	47,095	64,140	83,127
TOTAL ASSETS	524,801,604	1,580,944,167	261,815,231	2,318,720,162

LIABILITIES
Securities lending collateral payable	45,095,067	117,380,901	23,538,390	205,704,088
Payable for Fund shares repurchased	938,517	1,474,694	501,622	3,350,360
Investment advisory fees payable	514,545	940,653	147,387	1,869,834
Distribution (12b-1) fees payable	26,010	113,853	2,859	32,146
Payable to related parties	37,168	123,432	26,339	140,123
Accrued expenses and other liabilities	104,496	325,787	24,701	316,508
TOTAL LIABILITIES	46,715,803	120,359,320	24,241,298	211,413,059
NET ASSETS	$478,085,801	$1,460,584,847	$237,573,933	$2,107,307,103

Net Assets Consist Of:
Paid in capital	$525,535,458	$1,603,536,931	$252,650,666	$2,169,022,762
Accumulated deficit	(47,449,657)	(142,952,084)	(15,076,733)	(61,715,659)
NET ASSETS	$478,085,801	$1,460,584,847	$237,573,933	$2,107,307,103

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2025

	Ocean Park		Ocean Park		Ocean Park
	Tactical All		Tactical Core		Tactical		Ocean Park
	Asset Fund		Income Fund		Municipal Fund		Tactical Bond Fund
Net Asset Value Per Share:
Class A:
Net Assets	$13,316,585		$26,983,233		$4,946,415		$8,870,796
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	609,951		1,358,275		197,608		338,934
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$21.83		$19.87	(b)	$25.03		$26.17
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$22.68		$20.64	(b)	$26.01		$27.19

Class C:
Net Assets	$23,997,685		$84,115,190		$2,040,243		$28,302,358
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,093,691		4,258,019		82,442		1,090,703
Net asset value (Net Assets ÷ Shares Outstanding ) , offering price and redemption price per share	$21.94		$19.75		$24.75	(b)	$25.95	(b)

Investor Class:
Net Assets	$4,828,674		$26,046,742		$794,840		$17,097,514
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	221,561		1,308,493	(b)	31,767		653,743
Net asset value (Net Assets ÷ Shares Outstanding ) , offering price and redemption price per share	$21.79		$19.91		$25.02		$26.15

Instl Class:
Net Assets	$432,329,739		$1,323,439,682		$229,626,602		$2,053,036,435
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,991,577		66,954,963	(b)	9,210,295		78,272,894
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.63	(b)	$19.77		$24.93		$26.23	(b)

Special Shares:
Net Assets					$165,833
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)					6,615
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share					$25.07	(b)

Class A1:
Net Assets	$2,376,645
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	107,628
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.08
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$22.94

Class I1:
Net Assets	$1,236,473
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	56,248
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.98

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2025

	Ocean Park	Ocean Park	Ocean Park	Ocean Park
	Tactical Risk	Tactical Risk	Tactical Risk	Tactical Core
	Spectrum 50 Fund	Spectrum 30 Fund	Spectrum 70 Fund	Growth Fund
ASSETS
Investment securities:
At cost	$341,987,731	$188,873,502	$68,730,273	$9,691,999
At value (includes securities on loan with a market value of $25,868,723, $6,697,757, $3,745,896, $0)	$357,275,304	$188,785,638	$69,953,211	$9,763,692
Receivable for Fund shares sold	195,775	92,383	248,900	1,072
Receivable for securities sold	—	—	—	190,316
Dividends and interest receivable	12,189	70,324	33,877	5,898
Receivable due from Advisor	—	—	—	6,801
Prepaid expenses and other assets	62,051	44,119	56,413	25,114
TOTAL ASSETS	357,545,319	188,992,464	70,292,401	9,992,893

LIABILITIES
Securities lending collateral payable	26,470,907	6,870,473	3,838,434	—
Payable for Fund shares repurchased	397,716	220,863	3,669	27,669
Investment advisory fees payable	306,131	167,255	52,029	—
Payable to related parties	17,281	2,731	2,354	2,026
Distribution (12b-1) fees payable	1,849	43	20	59
Payable for investments purchased	—	345,012	—	206,159
Accrued expenses and other liabilities	91,455	19,214	7,222	8,795
TOTAL LIABILITIES	27,285,339	7,625,591	3,903,728	244,708
NET ASSETS	$330,259,980	$181,366,873	$66,388,673	$9,748,185

Net Assets Consist Of:
Paid in capital	$334,650,608	$181,896,054	$66,244,653	$9,927,592
Accumulated earnings (deficit)	(4,390,628)	(529,181)	144,020	(179,407)
NET ASSETS	$330,259,980	$181,366,873	$66,388,673	$9,748,185

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2025

	Ocean Park		Ocean Park		Ocean Park		Ocean Park
	Tactical Risk		Tactical Risk		Tactical Risk		Tactical Core
	Spectrum 50 Fund		Spectrum 30 Fund		Spectrum 70 Fund		Growth Fund
Net Asset Value Per Share:
Class A:
Net Assets	$96,198
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,072
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.62	(b)
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$24.54

Class C:
Net Assets	$1,289,751
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	54,951
Net asset value (Net Assets ÷ Shares Outstanding ) , offering price and redemption price per share	$23.47

Investor Class:
Net Assets	$2,044,499		$74,442		$58,516		$145,004
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	86,476		2,846		2,167		5,317
Net asset value (Net Assets ÷ Shares Outstanding ) , offering price and redemption price per share	$23.64		$26.16	(b)	$27.00		$27.27

Instl Class:
Net Assets	$326,829,532		$181,292,431		$66,330,157		$9,603,181
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,836,103		6,926,175		2,450,710		350,853
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.62		$26.17		$27.07	(b)	$27.37

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical
	All Asset Fund	Core Income Fund	Municipal Fund	Bond Fund
INVESTMENT INCOME
Dividends	$13,081,327	$44,771,111	$5,366,735	$67,598,411
Interest	146,012	375,923	144,226	156,804
Securities lending income	125,140	434,035	139,480	870,529
TOTAL INVESTMENT INCOME	13,352,479	45,581,069	5,650,441	68,625,744

EXPENSES
Investment advisory fees	3,644,431	5,570,284	1,052,212	10,423,873
Distribution (12b-1) fees:
Class A	18,211	55,989	6,198	9,727
Class C	132,790	445,222	10,287	132,650
Investor Class	8,074	56,155	2,626	31,934
Class A1	5,147	—	—	—
Class I1	2,748	—	—	—
Third party administrative servicing fee	264,903	653,177	141,452	949,022
Administrative services fees	156,941	368,560	81,463	496,607
Registration fees	62,330	69,808	54,849	79,782
Printing and postage expenses	46,139	88,650	47,032	81,047
Professional fees	38,497	19,897	18,613	18,610
Interest expense	35,011	7,970	5,816	900
Transfer agent fees	34,338	179,026	45,819	118,597
Accounting services fees	31,340	78,200	15,074	103,740
Custodian fees	27,705	56,847	13,952	67,751
Compliance officer fees	10,558	18,568	7,822	21,678
Trustees fees and expenses	9,615	9,615	9,615	9,615
Insurance expense	4,239	8,478	2,643	9,972
Other expenses	3,820	3,298	3,488	3,374
TOTAL EXPENSES	4,536,837	7,689,744	1,518,961	12,558,879

Less: Fees waived by the Adviser	—	(7,448)	(25,575)	—

NET EXPENSES	4,536,837	7,682,296	1,493,386	12,558,879
NET INVESTMENT INCOME	8,815,642	37,898,773	4,157,055	56,066,865

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	4,746,017	20,458,906	12,771,363	487,821
Distributions of capital gains from underlying investment companies	—	4,511	—	—
	4,746,017	20,463,417	12,771,363	487,821

Net change in unrealized depreciation of investments	(31,761,363)	(67,834,457)	(23,412,585)	(45,311,235)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(27,015,346)	(47,371,040)	(10,641,222)	(44,823,414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,199,704)	$(9,472,267)	$(6,484,167)	$11,243,451

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended March 31, 2025

	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical
	Risk Spectrum 50	Risk Spectrum 30	Risk Spectrum 70	Ocean Park Tactical
	Fund	Fund	Fund	Core Growth Fund
INVESTMENT INCOME
Dividends	$7,110,326	$1,503,994	$936,948	$67,569
Interest	59,382	30,472	16,583	3,044
Securities lending income	63,898	14,897	20,093	1,293
TOTAL INVESTMENT INCOME	7,233,606	1,549,363	973,624	71,906

EXPENSES
Investment advisory fees	1,812,613	321,743	309,315	25,803
Distribution (12b-1) fees:
Class A	228	—	—	—
Class C	6,174	—	—	—
Investor Class	4,540	69	78	356
Third party administrative servicing fee	155,367	24,743	26,513	3,096
Administrative services fees	95,747	25,540	26,273	13,612
Printing and postage expenses	41,770	2,680	2,608	1,378
Registration fees	34,904	19,945	19,945	27,424
Transfer agent fees	23,404	3,843	6,138	4,567
Professional fees	18,610	18,553	18,552	18,472
Accounting services fees	17,909	2,347	3,060	458
Custodian fees	17,149	2,794	2,632	2,534
Trustees fees and expenses	9,615	9,615	9,615	9,615
Compliance officer fees	8,396	5,527	5,605	5,233
Insurance expense	2,992	1,496	1,496	1,347
Interest expense	638	437	435	395
Other expenses	3,431	3,393	3,412	3,298
TOTAL EXPENSES	2,253,487	442,725	435,677	117,588

Plus: Recapture of fees waived by the Adviser	8,573	—	—	—
Less: Fees waived by the Adviser and expenses reimbursed	—	(35,637)	(48,577)	(82,620)

NET EXPENSES	2,262,060	407,088	387,100	34,968
NET INVESTMENT INCOME	4,971,546	1,142,275	586,524	36,938

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	4,624,220	(395,091)	(760,706)	(253,760)
Distributions of capital gains from underlying investment companies	629,386	—	29,434	8,518
	5,253,606	(395,091)	(731,272)	(245,242)

Net change in unrealized depreciation of investments	(18,525,350)	(2,916,594)	(2,570,287)	(294,293)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(13,271,744)	(3,311,685)	(3,301,559)	(539,535)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,300,198)	$(2,169,410)	$(2,715,035)	$(502,597)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$8,815,642	$21,296,412
Net realized gain from security transactions	4,746,017	14,577,330
Distributions of capital gains from underlying investment companies	—	5
Net change in unrealized appreciation (depreciation) of investments	(31,761,363)	44,217,940
Net increase (decrease) in net assets resulting from operations	(18,199,704)	80,091,687

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(209,058)	(548,857)
Class C	(282,003)	(696,622)
Investor Class	(86,145)	(233,520)
Instl Class	(8,113,498)	(19,644,050)
Class A1	(34,876)	(86,552)
Class I1	(18,494)	(47,333)
Net decrease in net assets resulting from distributions to shareholders	(8,744,074)	(21,256,934)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	446,387	290,096
Class C	740,032	1,001,057
Investor Class	206,905	4,725,328
Instl Class	56,799,932	86,729,764
Class A1	37,405	73,849
Class I1	3,971	58,606
Net asset value of shares issued in reinvestment of distributions:
Class A	208,107	540,788
Class C	267,060	675,725
Investor Class	85,128	228,989
Instl Class	8,026,198	19,432,082
Class A1	27,321	68,786
Class I1	17,682	44,596
Payments for shares redeemed:
Class A	(3,157,147)	(4,662,579)
Class C	(4,240,148)	(7,327,488)
Investor Class	(2,270,549)	(6,333,392)
Instl Class	(173,383,332)	(259,606,174)
Class A1	(393,263)	(724,671)
Class I1	(290,847)	(4,952,558)
Net decrease in net assets resulting from shares of beneficial interest	(116,869,158)	(169,737,196)

TOTAL DECREASE IN NET ASSETS	(143,812,936)	(110,902,443)

NET ASSETS
Beginning of Period	621,898,737	732,801,180
End of Period	$478,085,801	$621,898,737

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
SHARE ACTIVITY
Class A:
Shares Sold	20,233	12,915
Shares Reinvested	9,430	24,143
Shares Redeemed	(139,126)	(210,114)
Net decrease in shares of beneficial interest outstanding	(109,463)	(173,056)

Class C:
Shares Sold	32,602	44,870
Shares Reinvested	12,044	30,045
Shares Redeemed	(187,299)	(330,379)
Net decrease in shares of beneficial interest outstanding	(142,653)	(255,464)

Investor Class:
Shares Sold	9,108	226,004
Shares Reinvested	3,859	10,240
Shares Redeemed	(100,735)	(293,564)
Net decrease in shares of beneficial interest outstanding	(87,768)	(57,320)

Instl Class:
Shares Sold	2,532,878	3,967,526
Shares Reinvested	366,715	875,223
Shares Redeemed	(7,743,422)	(11,990,729)
Net decrease in shares of beneficial interest outstanding	(4,843,829)	(7,147,980)

Class A1
Shares Sold	1,634	3,326
Shares Reinvested	1,224	3,036
Shares Redeemed	(17,090)	(32,404)
Net decrease in shares of beneficial interest outstanding	(14,232)	(26,042)

Class I1
Shares Sold	176	2,576
Shares Reinvested	796	1,979
Shares Redeemed	(12,746)	(234,963)
Net decrease in shares of beneficial interest outstanding	(11,774)	(230,408)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$37,898,773	$73,369,072
Net realized gain (loss) from security transactions	20,458,906	(5,025,576)
Distributions of capital gains from underlying investment companies	4,511	—
Net change in unrealized appreciation (depreciation) of investments	(67,834,457)	97,646,593
Net increase (decrease) in net assets resulting from operations	(9,472,267)	165,990,089

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(664,223)	(1,440,173)
Class C	(1,864,798)	(3,806,368)
Investor Class	(669,765)	(1,836,858)
Instl Class	(34,898,859)	(65,946,770)
Net decrease in net assets resulting from distributions to shareholders	(38,097,645)	(73,030,169)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	856,911	2,809,811
Class C	4,855,521	9,656,630
Investor Class	2,350,254	7,178,705
Instl Class	219,089,452	379,366,602
Net asset value of shares issued in reinvestment of distributions:
Class A	624,596	1,366,233
Class C	1,774,893	3,636,724
Investor Class	639,783	1,766,754
Instl Class	33,807,108	64,121,457
Payments for shares redeemed:
Class A	(4,070,135)	(16,362,027)
Class C	(15,367,489)	(36,495,829)
Investor Class	(6,344,326)	(37,920,159)
Instl Class	(247,202,338)	(766,971,404)
Net decrease in net assets resulting from shares of beneficial interest	(8,985,770)	(387,846,503)

TOTAL DECREASE IN NET ASSETS	(56,555,682)	(294,886,583)

NET ASSETS
Beginning of Period	1,517,140,529	1,812,027,112
End of Period	$1,460,584,847	$1,517,140,529

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
SHARE ACTIVITY
Class A:
Shares Sold	42,589	140,372
Shares Reinvested	31,194	68,654
Shares Redeemed	(201,761)	(832,891)
Net decrease in shares of beneficial interest outstanding	(127,978)	(623,865)

Class C:
Shares Sold	243,238	487,059
Shares Reinvested	89,131	183,638
Shares Redeemed	(768,048)	(1,848,676)
Net decrease in shares of beneficial interest outstanding	(435,679)	(1,177,979)

Investor Class:
Shares Sold	116,556	358,450
Shares Reinvested	31,887	88,686
Shares Redeemed	(315,238)	(1,907,295)
Net decrease in shares of beneficial interest outstanding	(166,795)	(1,460,159)

Instl Class:
Shares Sold	10,930,177	19,093,073
Shares Reinvested	1,696,730	3,235,133
Shares Redeemed	(12,358,448)	(38,876,182)
Net increase (decrease) in shares of beneficial interest outstanding	268,459	(16,547,976)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$4,157,055	$7,952,912
Net realized gain (loss) from security transactions	12,771,363	(785,124)
Net change in unrealized appreciation (depreciation) of investments	(23,412,585)	22,682,866
Net increase (decrease) in net assets resulting from operations	(6,484,167)	29,850,654

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(71,167)	(119,038)
Class C	(22,855)	(42,181)
Investor Class	(15,770)	(71,830)
Instl Class	(4,100,718)	(7,637,108)
Special Shares	(2,810)	(7,308)
Net decrease in net assets resulting from distributions to shareholders	(4,213,320)	(7,877,465)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	364,829	446,480
Class C	362,730	484,771
Investor Class	26,466	136,208
Instl Class	47,799,264	83,504,544
Net asset value of shares issued in reinvestment of distributions:
Class A	71,167	119,038
Class C	22,483	42,181
Investor Class	15,639	71,600
Instl Class	3,952,269	7,319,472
Special Shares	2,810	7,308
Payments for shares redeemed:
Class A	(317,496)	(150,941)
Class C	(487,597)	(1,063,373)
Investor Class	(686,636)	(3,092,700)
Instl Class	(95,631,600)	(117,077,966)
Special Shares	(47,523)	(99,960)
Net decrease in net assets resulting from shares of beneficial interest	(44,553,195)	(29,353,338)

TOTAL DECREASE IN NET ASSETS	(55,250,682)	(7,380,149)

NET ASSETS
Beginning of Period	292,824,615	300,204,764
End of Period	$237,573,933	$292,824,615

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
SHARE ACTIVITY
Class A:
Shares Sold	14,218	17,449
Shares Reinvested	2,793	4,657
Shares Redeemed	(12,300)	(5,952)
Net increase in shares of beneficial interest outstanding	4,711	16,154

Class C:
Shares Sold	14,308	19,498
Shares Reinvested	892	1,669
Shares Redeemed	(19,158)	(42,778)
Net decrease in shares of beneficial interest outstanding	(3,958)	(21,611)

Investor Class:
Shares Sold	1,032	5,347
Shares Reinvested	613	2,815
Shares Redeemed	(26,739)	(121,789)
Net decrease in shares of beneficial interest outstanding	(25,094)	(113,627)

Instl Class:
Shares Sold	1,874,991	3,279,435
Shares Reinvested	155,655	287,462
Shares Redeemed	(3,744,356)	(4,650,204)
Net decrease in shares of beneficial interest outstanding	(1,713,710)	(1,083,307)

Special Shares:
Shares Reinvested	110	286
Shares Redeemed	(1,844)	(3,919)
Net decrease in shares of beneficial interest outstanding	(1,734)	(3,633)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$56,066,865	$95,455,242
Net realized gain (loss) from security transactions	487,821	(36,667,046)
Net change in unrealized appreciation (depreciation) of investments	(45,311,235)	135,588,252
Net increase in net assets resulting from operations	11,243,451	194,376,448

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(216,699)	(343,737)
Class C	(629,481)	(1,028,528)
Investor Class	(424,465)	(695,559)
Instl Class	(55,147,190)	(92,926,210)
Net decrease in net assets resulting from distributions to shareholders	(56,417,835)	(94,994,034)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,441,618	2,396,108
Class C	7,555,824	5,476,880
Investor Class	4,553,453	7,975,466
Instl Class	473,148,807	692,886,096
Net asset value of shares issued in reinvestment of distributions:
Class A	213,988	338,697
Class C	607,158	1,012,684
Investor Class	404,573	666,442
Instl Class	54,219,575	91,454,443
Payments for shares redeemed:
Class A	(824,289)	(2,953,841)
Class C	(4,934,500)	(5,174,632)
Investor Class	(2,718,518)	(7,417,677)
Instl Class	(295,407,640)	(744,603,804)
Net incease in net assets resulting from shares of beneficial interest	239,260,049	42,056,862

TOTAL INCREASE IN NET ASSETS	194,085,665	141,439,276

NET ASSETS
Beginning of Period	1,913,221,438	1,771,782,162
End of Period	$2,107,307,103	$1,913,221,438

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
SHARE ACTIVITY
Class A:
Shares Sold	91,933	91,900
Shares Reinvested	8,109	13,036
Shares Redeemed	(31,005)	(113,839)
Net increase (decrease) in shares of beneficial interest outstanding	69,037	(8,903)

Class C:
Shares Sold	287,313	212,139
Shares Reinvested	23,207	39,258
Shares Redeemed	(187,671)	(203,076)
Net increase in shares of beneficial interest outstanding	122,849	48,321

Investor Class:
Shares Sold	172,086	308,885
Shares Reinvested	15,342	25,633
Shares Redeemed	(102,585)	(288,686)
Net increase in shares of beneficial interest outstanding	84,843	45,832

Instl Class:
Shares Sold	17,795,377	26,675,659
Shares Reinvested	2,050,156	3,510,832
Shares Redeemed	(11,110,698)	(28,827,034)
Net increase in shares of beneficial interest outstanding	8,734,835	1,359,457

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$4,971,546	$11,063,305
Net realized gain from security transactions	4,624,220	11,301,780
Distributions of capital gains from underlying investment companies	629,386	84,348
Net change in unrealized appreciation (depreciation) of investments	(18,525,350)	29,556,355
Net increase (decrease) in net assets resulting from operations	(8,300,198)	52,005,788

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(2,614)	(6,282)
Class C	(12,546)	(17,675)
Investor Class	(27,244)	(67,514)
Instl Class	(4,878,878)	(11,197,160)
Net decrease in net assets resulting from distributions to shareholders	(4,921,282)	(11,288,631)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,440	—
Class C	280,672	447,840
Investor Class	95,526	304,251
Instl Class	36,804,732	56,890,141
Net asset value of shares issued in reinvestment of distributions:
Class A	2,614	6,282
Class C	12,546	17,675
Investor Class	27,244	66,636
Instl Class	4,826,483	11,098,488
Payments for shares redeemed:
Class A	(150,056)	(15)
Class C	(36,109)	(58,891)
Investor Class	(521,699)	(2,815,647)
Instl Class	(53,844,520)	(159,636,472)
Net decrease in net assets resulting from shares of beneficial interest	(12,488,127)	(93,679,712)

TOTAL DECREASE IN NET ASSETS	(25,709,607)	(52,962,555)

NET ASSETS
Beginning of Period	355,969,587	408,932,142
End of Period	$330,259,980	$355,969,587

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
SHARE ACTIVITY
Class A:
Shares Sold	591	—
Shares Reinvested	109	267
Shares Redeemed	(6,137)	(1)
Net increase (decrease) in shares of beneficial interest outstanding	(5,437)	266

Class C:
Shares Sold	11,561	19,322
Shares Reinvested	529	753
Shares Redeemed	(1,486)	(2,672)
Net increase in shares of beneficial interest outstanding	10,604	17,403

Investor Class:
Shares Sold	3,923	13,008
Shares Reinvested	1,141	2,832
Shares Redeemed	(21,481)	(126,994)
Net decrease in shares of beneficial interest outstanding	(16,417)	(111,154)

Instl Class:
Shares Sold	1,513,329	2,450,117
Shares Reinvested	202,437	471,453
Shares Redeemed	(2,213,174)	(6,952,024)
Net decrease in shares of beneficial interest outstanding	(497,408)	(4,030,454)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$1,142,275	$1,350,422
Net realized gain (loss) from security transactions	(395,091)	707,221
Distributions of capital gains from underlying investment companies	—	69
Net change in unrealized appreciation (depreciation) of investments	(2,916,594)	2,478,490
Net increase (decrease) in net assets resulting from operations	(2,169,410)	4,536,202

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(194)	(395)
Instl Class	(1,169,345)	(1,362,594)
Net decrease in net assets resulting from distributions to shareholders	(1,169,539)	(1,362,989)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	75,523	50,000
Instl Class	152,595,726	1,842,271
Net asset value of shares issued in reinvestment of distributions:
Investor Class	194	395
Instl Class	1,157,105	1,362,594
Payments for shares redeemed:
Investor Class	(51,409)	—
Instl Class	(6,395,049)	(6,943,161)
Net increase (decrease) in net assets resulting from shares of beneficial interest	147,382,090	(3,687,901)

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,043,141	(514,688)

NET ASSETS
Beginning of Period	37,323,732	37,838,420
End of Period	$181,366,873	$37,323,732

SHARE ACTIVITY
Investor Class:
Shares Sold	2,839	1,904
Shares Reinvested	7	15
Shares Redeemed	(1,920)	—
Net increase in shares of beneficial interest outstanding	926	1,919

Instl Class:
Shares Sold	5,739,256	70,458
Shares Reinvested	44,182	52,113
Shares Redeemed	(241,751)	(270,715)
Net increase (decrease) in shares of beneficial interest outstanding	5,541,687	(148,144)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$586,524	$678,231
Net realized loss from security transactions	(760,706)	(91,311)
Distributions of capital gains from underlying investment companies	29,434	40
Net change in unrealized appreciation (depreciation) of investments	(2,570,287)	4,226,246
Net increase (decrease) in net assets resulting from operations	(2,715,035)	4,813,206

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(329)	(342)
Instl Class	(758,618)	(687,141)
Net decrease in net assets resulting from distributions to shareholders	(758,947)	(687,483)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	35,123	25,100
Instl Class	25,952,084	26,062,686
Net asset value of shares issued in reinvestment of distributions:
Investor Class	165	45
Instl Class	716,740	627,388
Payments for shares redeemed:
Investor Class	(206)	(18,631)
Instl Class	(4,858,348)	(5,996,970)
Net increase in net assets resulting from shares of beneficial interest	21,845,558	20,699,618

TOTAL INCREASE IN NET ASSETS	18,371,576	24,825,341

NET ASSETS
Beginning of Period	48,017,097	23,191,756
End of Period	$66,388,673	$48,017,097

SHARE ACTIVITY
Investor Class:
Shares Sold	1,237	910
Shares Reinvested	6	2
Shares Redeemed	(7)	(715)
Net increase in shares of beneficial interest outstanding	1,236	197

Instl Class:
Shares Sold	917,566	960,693
Shares Reinvested	25,975	22,953
Shares Redeemed	(173,356)	(231,088)
Net increase in shares of beneficial interest outstanding	770,185	752,558

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024*
FROM OPERATIONS
Net investment income	$36,938	$43,253
Net realized gain (loss) from security transactions	(253,760)	39,234
Distributions of capital gains from underlying investment companies	8,518	—
Net change in unrealized appreciation (depreciation) of investments	(294,293)	365,986
Net increase (decrease) in net assets resulting from operations	(502,597)	448,473

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(2,138)	(1,184)
Instl Class	(81,571)	(40,390)
Net decrease in net assets resulting from distributions to shareholders	(83,709)	(41,574)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	800	165,224
Instl Class	6,581,854	4,983,900
Net asset value of shares issued in reinvestment of distributions:
Investor Class	2,137	1,184
Instl Class	81,572	40,390
Payments for shares redeemed:
Investor Class	(25,767)	(411)
Instl Class	(268,872)	(1,634,419)
Net increase in net assets resulting from shares of beneficial interest	6,371,724	3,555,868

TOTAL INCREASE IN NET ASSETS	5,785,418	3,962,767

NET ASSETS
Beginning of Period	3,962,767	—
End of Period	$9,748,185	$3,962,767

SHARE ACTIVITY
Investor Class:
Shares Sold	28	6,128
Shares Reinvested	76	43
Shares Redeemed	(944)	(14)
Net increase (decrease) in shares of beneficial interest outstanding	(840)	6,157

Instl Class:
Shares Sold	227,269	194,551
Shares Reinvested	2,887	1,495
Shares Redeemed	(9,284)	(66,065)
Net increase in shares of beneficial interest outstanding	220,872	129,981

*	Ocean Park Tactical Core Growth Fund commenced operations on September 29, 2023.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$22.98		$20.99		$21.64		$23.90	$23.28	$23.11
Activity from investment operations:
Net investment income (1)	0.32		0.68		0.61		0.16	0.64	0.34
Net realized and unrealized gain (loss) on investments	(1.13)		2.00		(0.65)		(2.16)	0.62	0.22
Total from investment operations	(0.81)		2.68		(0.04)		(2.00)	1.26	0.56
Less distributions from:
Net investment income	(0.34)		(0.69)		(0.61)		(0.16)	(0.64)	(0.35)
Net realized gains	—		—		—		(0.08)	—	(0.04)
Return of capital	—		—		(0.00	) (6)	(0.02)	—	(0.00	) (6)
Total distributions	(0.34)		(0.69)		(0.61)		(0.26)	(0.64)	(0.39)
Net asset value, end of period	$21.83		$22.98		$20.99		$21.64	$23.90	$23.28
Total return (2)	(3.54	)% (7)(9)	12.89	% (7)	(0.23)%		(8.45)%	5.46%	2.41%
Net assets, at end of period (000s)	$13,317		$16,529		$18,737		$22,613	$28,943	$31,880
Ratio of gross expenses to average net assets (3)(4)	1.75	% (8)	1.72%		1.70%		1.70%	1.69%	1.70%
Ratio of net expenses to average net assets (4)	1.75	% (8)	1.72%		1.70%		1.70%	1.69%	1.70%
Ratio of net investment income to average net assets (4)(5)	2.84	% (8)	3.06%		2.77%		0.70%	2.66%	1.48%
Portfolio Turnover Rate	75	% (9)	117%		267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$23.09		$21.09		$21.74		$24.07	$23.44	$23.30
Activity from investment operations:
Net investment income (loss) (1)	0.24		0.51		0.43		(0.01)	0.47	0.17
Net realized and unrealized gain (loss) on investments	(1.14)		2.01		(0.64)		(2.16)	0.62	0.21
Total from investment operations	(0.90)		2.52		(0.21)		(2.17)	1.09	0.38
Less distributions from:
Net investment income	(0.25)		(0.52)		(0.44)		(0.07)	(0.46)	(0.20)
Net realized gains	—		—		—		(0.08)	—	(0.04)
Return of capital	—		—		(0.00	) (6)	(0.01)	—	(0.00	) (6)
Total distributions	(0.25)		(0.52)		(0.44)		(0.16)	(0.46)	(0.24)
Net asset value, end of period	$21.94		$23.09		$21.09		$21.74	$24.07	$23.44
Total return (2)	(3.91	)% (7)(9)	12.03	% (7)	(0.99)%		(9.10)%	4.63%	1.66%
Net assets, at end of period (000s)	$23,998		$28,541		$31,465		$38,104	$47,185	$48,432
Ratio of gross expenses to average net assets (3)(4)	2.50	% (8)	2.47%		2.45%		2.45%	2.44%	2.45%
Ratio of net expenses to average net assets (4)	2.50	% (8)	2.47%		2.45%		2.45%	2.44%	2.45%
Ratio of net investment income (loss) to average net assets (4)(5)	2.08	% (8)	2.31%		2.02%		(0.05)%	1.92%	0.74%
Portfolio Turnover Rate	75	% (9)	117%		267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,	September 30,		September 30,	September 30,	September 30,
Investor Class	(Unaudited)		2024	2023		2022	2021	2020
Net asset value, beginning of period	$22.93		$20.95	$21.60		$23.85	$23.22	$23.08
Activity from investment operations:
Net investment income (1)	0.32		0.68	0.59		0.16	0.64	0.33
Net realized and unrealized gain (loss) on investments	(1.12)		1.99	(0.64)		(2.15)	0.63	0.20
Total from investment operations	(0.80)		2.67	(0.05)		(1.99)	1.27	0.53
Less distributions from:
Net investment income	(0.34)		(0.69)	(0.60)		(0.16)	(0.64)	(0.35)
Net realized gains	—		—	—		(0.08)	—	(0.04)
Return of capital	—		—	(0.00	) (6)	(0.02)	—	(0.00	) (6)
Total distributions	(0.34)		(0.69)	(0.60)		(0.26)	(0.64)	(0.39)
Net asset value, end of period	$21.79		$22.93	$20.95		$21.60	$23.85	$23.22
Total return (2)	(3.52	)% (8)	12.85%	(0.23)%		(8.43)%	5.47%	2.33%
Net assets, at end of period (000s)	$4,829		$7,094	$7,683		$11,267	$15,643	$16,479
Ratio of gross expenses to average net assets (3)(4)	1.75	% (7)	1.72%	1.70%		1.70%	1.69%	1.70%
Ratio of net expenses to average net assets (4)	1.75	% (7)	1.72%	1.70%		1.70%	1.69%	1.70%
Ratio of net investment income to average net assets (4)(5)	2.84	% (7)	3.08%	2.74%		0.69%	2.68%	1.44%
Portfolio Turnover Rate	75	% (8)	117%	267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Instl Class	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$22.76		$20.81		$21.46		$23.68	$23.08	$22.91
Activity from investment operations:
Net investment income (1)	0.35		0.73		0.65		0.21	0.70	0.38
Net realized and unrealized gain (loss) on investments	(1.11)		1.97		(0.64)		(2.13)	0.60	0.24
Total from investment operations	(0.76)		2.70		0.01		(1.92)	1.30	0.62
Less distributions from:
Net investment income	(0.37)		(0.75)		(0.66)		(0.18)	(0.70)	(0.41)
Net realized gains	—		—		—		(0.08)	—	(0.04)
Return of capital	—		—		(0.00	) (6)	(0.04)	—	(0.00	) (6)
Total distributions	(0.37)		(0.75)		(0.66)		(0.30)	(0.70)	(0.45)
Net asset value, end of period	$21.63		$22.76		$20.81		$21.46	$23.68	$23.08
Total return (2)	(3.41	)% (7)(9)	13.09	% (7)	0.03%		(8.18)%	5.64%	2.73%
Net assets, at end of period (000s)	$432,330		$565,330		$665,473		$783,341	$765,643	$595,260
Ratio of gross expenses to average net assets (3)(4)	1.50	% (8)	1.47%		1.45%		1.45%	1.44%	1.45%
Ratio of net expenses to average net assets (4)	1.50	% (8)	1.47%		1.45%		1.45%	1.44%	1.45%
Ratio of net investment income to average net assets (4)(5)	3.08	% (8)	3.32%		3.02%		0.92%	2.95%	1.67%
Portfolio Turnover Rate	75	% (9)	117%		267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,	September 30,		September 30,	September 30,	September 30,
Class A1 Shares	(Unaudited)		2024	2023		2022	2021	2020
Net asset value, beginning of period	$23.23		$21.22	$21.87		$24.15	$23.52	$23.35
Activity from investment operations:
Net investment income (1)	0.31		0.65	0.56		0.13	0.60	0.31
Net realized and unrealized gain (loss) on investments	(1.14)		2.01	(0.64)		(2.17)	0.63	0.21
Total from investment operations	(0.83)		2.66	(0.08)		(2.04)	1.23	0.52
Less distributions from:
Net investment income	(0.32)		(0.65)	(0.57)		(0.14)	(0.60)	(0.31)
Net realized gains	—		—	—		(0.08)	—	(0.04)
Return of capital	—		—	(0.00	) (6)	(0.02)	—	(0.00	) (6)
Total distributions	(0.32)		(0.65)	(0.57)		(0.24)	(0.60)	(0.35)
Net asset value, end of period	$22.08		$23.23	$21.22		$21.87	$24.15	$23.52
Total return (2)	(3.58	)% (8)	12.67%	(0.38)%		(8.54)%	5.25%	2.26%
Net assets, at end of period (000s)	$2,377		$2,831	$3,139		$3,303	$3,400	$3,246
Ratio of gross expenses to average net assets (3)(4)	1.90	% (7)	1.87%	1.85%		1.85%	1.84%	1.85%
Ratio of net expenses to average net assets (4)	1.90	% (7)	1.87%	1.85%		1.85%	1.84%	1.85%
Ratio of net investment income to average net assets (4)(5)	2.68	% (7)	2.90%	2.57%		0.54%	2.48%	1.36%
Portfolio Turnover Rate	75	% (8)	117%	267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Not annualized.

(8)	Annualized for periods less than one year.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,	September 30,		September 30,	September 30,	September 30,
Class I1 Shares	(Unaudited)		2024	2023		2022	2021	2020
Net asset value, beginning of period	$23.13		$21.12	$21.77		$24.05	$23.43	$23.26
Activity from investment operations:
Net investment income (1)	0.31		0.70	0.57		0.13	0.60	0.31
Net realized and unrealized gain (loss) on investments	(1.14)		1.96	(0.65)		(2.18)	0.63	0.21
Total from investment operations	(0.83)		2.66	(0.08)		(2.05)	1.23	0.52
Less distributions from:
Net investment income	(0.32)		(0.65)	(0.57)		(0.13)	(0.61)	(0.31)
Net realized gains	—		—	—		(0.08)	—	(0.04)
Return of capital	—		—	(0.00	) (6)	(0.02)	—	(0.00	) (6)
Total distributions	(0.32)		(0.65)	(0.57)		(0.23)	(0.61)	(0.35)
Net asset value, end of period	$21.98		$23.13	$21.12		$21.77	$24.05	$23.43
Total return (2)	(3.60	)% (8)	12.70%	(0.38)%		(8.59)%	5.24%	2.27%
Net assets, at end of period (000s)	$1,236		$1,573	$6,304		$7,656	$9,170	$3,172
Ratio of gross expenses to average net assets (3)(4)	1.90	% (7)	1.87%	1.85%		1.85%	1.84%	1.85%
Ratio of net expenses to average net assets (4)	1.90	% (7)	1.87%	1.85%		1.85%	1.84%	1.85%
Ratio of net investment income to average net assets (4)(5)	2.69	% (7)	3.18%	2.60%		0.54%	2.45%	1.32%
Portfolio Turnover Rate	75	% (8)	117%	267%		292%	159%	310%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2025		September 30,	September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2024	2023		2022		2021	2020
Net asset value, beginning of period	$20.50		$19.33	$20.24		$21.91		$21.50	$21.51
Activity from investment operations:
Net investment income (1)	0.48		0.87	0.63		0.24		0.58	0.53
Net realized and unrealized gain (loss) on investments	(0.63)		1.16	(0.89)		(1.65)		0.43	0.00	(6)
Total from investment operations	(0.15)		2.03	(0.26)		(1.41)		1.01	0.53
Less distributions from:
Net investment income	(0.48)		(0.86)	(0.65)		(0.23)		(0.60)	(0.54)
Net realized gains	—		—	—		—		—	(0.00	) (6)
Return of capital	—		—	(0.00	) (6)	(0.03)		—	—
Total distributions	(0.48)		(0.86)	(0.65)		(0.26)		(0.60)	(0.54)
Net asset value, end of period	$19.87		$20.50	$19.33		$20.24		$21.91	$21.50
Total return (2)	(0.72	)% (10)(11)	10.72%	(1.33)%		(6.50)%		4.71%	2.48%
Net assets, at end of period (000s)	$26,983		$30,473	$40,788		$49,885		$61,843	$69,753
Ratio of gross expenses to average net assets (3)(4)	1.36	% (9)	1.36%	1.34	% (8)	1.34	% (8)	1.34%	1.36%
Ratio of net expenses to average net assets (4)	1.35	% (9)	1.35%	1.35	% (7)	1.35	% (7)	1.34%	1.35%
Ratio of net investment income to average net assets (4)(5)	4.79	% (9)	4.35%	3.17%		1.16%		2.65%	2.47%
Portfolio Turnover Rate	84	% (10)	120%	373%		281%		117%	294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2025		September 30,	September 30,		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2024	2023		2022		2021	2020
Net asset value, beginning of period	$20.39		$19.23	$20.14		$21.85		$21.44	$21.45
Activity from investment operations:
Net investment income (1)	0.41		0.74	0.51		0.12		0.44	0.40
Net realized and unrealized gain (loss) on investments	(0.63)		1.16	(0.89)		(1.66)		0.44	0.00	(6)
Total from investment operations	(0.22)		1.90	(0.38)		(1.54)		0.88	0.40
Less distributions from:
Net investment income	(0.42)		(0.74)	(0.53)		(0.15)		(0.47)	(0.41)
Net realized gains	—		—	—		—		—	(0.00	) (6)
Return of capital	—		—	(0.00	) (6)	(0.02)		—	—
Total distributions	(0.42)		(0.74)	(0.53)		(0.17)		(0.47)	(0.41)
Net asset value, end of period	$19.75		$20.39	$19.23		$20.14		$21.85	$21.44
Total return (2)	(1.07	)% (10)	10.07%	(1.93)%		(7.07)%		4.12%	1.90%
Net assets, at end of period (000s)	$84,115		$95,714	$112,911		$149,452		$176,858	$142,722
Ratio of gross expenses to average net assets (3)(4)	1.96	% (9)	1.96%	1.94	% (8)	1.94	% (8)	1.94%	1.96%
Ratio of net expenses to average net assets (4)	1.95	% (9)	1.95%	1.94	% (7)	1.95	% (7)	1.94%	1.95%
Ratio of net investment income to average net assets (4)(5)	4.20	% (9)	3.74%	2.58%		0.54%		2.00%	1.87%
Portfolio Turnover Rate	84	% (10)	120%	373%		281%		117%	294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2025		September 30,	September 30,		September 30,		September 30,	September 30,
Investor Class	(Unaudited)		2024	2023		2022		2021	2020
Net asset value, beginning of period	$20.54		$19.36	$20.27		$21.95		$21.54	$21.54
Activity from investment operations:
Net investment income (1)	0.48		0.88	0.64		0.24		0.58	0.53
Net realized and unrealized gain (loss) on investments	(0.63)		1.16	(0.90)		(1.66)		0.43	0.01
Total from investment operations	(0.15)		2.04	(0.26)		(1.42)		1.01	0.54
Less distributions from:
Net investment income	(0.48)		(0.86)	(0.65)		(0.23)		(0.60)	(0.54)
Net realized gains	—		—	—		—		—	(0.00	) (6)
Return of capital	—		—	(0.00	) (6)	(0.03)		—	—
Total distributions	(0.48)		(0.86)	(0.65)		(0.26)		(0.60)	(0.54)
Net asset value, end of period	$19.91		$20.54	$19.36		$20.27		$21.95	$21.54
Total return (2)	(0.72	)% (10)(11)	10.74%	(1.33)%		(6.53)%		4.70%	2.53%
Net assets, at end of period (000s)	$26,047		$30,308	$56,842		$67,463		$80,457	$77,540
Ratio of gross expenses to average net assets (3)(4)	1.36	% (9)	1.36%	1.34	% (8)	1.34	% (8)	1.34%	1.36%
Ratio of net expenses to average net assets (4)	1.35	% (9)	1.35%	1.34	% (7)	1.35	% (7)	1.34%	1.35%
Ratio of net investment income to average net assets (4)(5)	4.81	% (9)	4.40%	3.17%		1.13%		2.64%	2.48%
Portfolio Turnover Rate	84	% (10)	120%	373%		281%		117%	294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,	September 30,		September 30,	September 30,	September 30,
Instl Class	(Unaudited)		2024	2023		2022	2021	2020
Net asset value, beginning of period	$20.40		$19.24	$20.15		$21.81	$21.40	$21.41
Activity from investment operations:
Net investment income (1)	0.52		0.94	0.71		0.32	0.66	0.60
Net realized and unrealized gain (loss) on investments	(0.63)		1.16	(0.89)		(1.64)	0.43	0.01
Total from investment operations	(0.11)		2.10	(0.18)		(1.32)	1.09	0.61
Less distributions from:
Net investment income	(0.52)		(0.94)	(0.73)		(0.30)	(0.68)	(0.62)
Net realized gains	—		—	—		—	—	(0.00	) (6)
Return of capital	—		—	(0.00	) (6)	(0.04)	—	—
Total distributions	(0.52)		(0.94)	(0.73)		(0.34)	(0.68)	(0.62)
Net asset value, end of period	$19.77		$20.40	$19.24		$20.15	$21.81	$21.40
Total return (2)	(0.53	)% (8)(9)	11.16%	(0.94)%		(6.12)%	5.15%	2.90%
Net assets, at end of period (000s)	$1,323,440		$1,360,646	$1,601,486		$1,674,803	$1,571,623	$1,345,504
Ratio of gross expenses to average net assets (3)(4)	0.96	% (7)	0.96%	0.94%		0.94%	0.94%	0.96%
Ratio of net expenses to average net assets (4)	0.96	% (7)	0.96%	0.94%		0.94%	0.94%	0.96%
Ratio of net investment income to average net assets (4)(5)	5.18	% (7)	4.73%	3.58%		1.51%	3.01%	2.82%
Portfolio Turnover Rate	84	% (8)	120%	373%		281%	117%	294%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not Annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$26.08		$24.14		$24.79		$27.16	$25.93	$26.42
Activity from investment operations:
Net investment income (1)	0.36		0.67		0.53		0.20	0.55	0.58
Net realized and unrealized gain (loss) on investments	(1.04)		1.91		(0.66)		(1.58)	1.21	(0.45)
Total from investment operations	(0.68)		2.58		(0.13)		(1.38)	1.76	0.13
Less distributions from:
Net investment income	(0.37)		(0.64)		(0.52)		(0.22)	(0.53)	(0.59)
Net realized gains	—		—		—		(0.77)	—	(0.03)
Return of capital	—		—		(0.00	) (7)	—	—	—
Total distributions	(0.37)		(0.64)		(0.52)		(0.99)	(0.53)	(0.62)
Net asset value, end of period	$25.03		$26.08		$24.14		$24.79	$27.16	$25.93
Total return (2)	(2.64	)% (10)	10.79	% (8)	(0.57)%		(5.27)%	6.88%	0.46%
Net assets, at end of period (000s)	$4,946		$5,031		$4,266		$4,582	$3,384	$2,659
Ratio of gross expenses to average net assets (3)(4)	1.32	% (9)	1.30%		1.26	% (6)	1.26%	1.29%	1.35%
Ratio of net expenses to average net assets (4)	1.23	% (9)	1.23%		1.23	% (6)	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets (4)(5)	2.80	% (9)	2.61%		2.08%		0.78%	2.04%	2.23%
Portfolio Turnover Rate	80	% (10)	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$25.80		$23.88		$24.55		$26.99	$25.80	$26.33
Activity from investment operations:
Net investment income (1)	0.26		0.47		0.34		0.01	0.32	0.35
Net realized and unrealized gain (loss) on investments	(1.03)		1.90		(0.66)		(1.56)	1.22	(0.39)
Total from investment operations	(0.77)		2.37		(0.32)		(1.55)	1.54	(0.04)
Less distributions from:
Net investment income	(0.28)		(0.45)		(0.35)		(0.12)	(0.35)	(0.46)
Net realized gains	—		—		—		(0.77)	—	(0.03)
Return of capital	—		—		(0.00	)(7)	—	—	—
Total distributions	(0.28)		(0.45)		(0.35)		(0.89)	(0.35)	(0.49)
Net asset value, end of period	$24.75		$25.80		$23.88		$24.55	$26.99	$25.80
Total return (2)	(3.00	)% (8)(10)	9.99	% (8)	(1.36)%		(5.92)%	6.05%	(0.21)%
Net assets, at end of period (000s)	$2,040		$2,229		$2,579		$1,529	$1,252	$386
Ratio of gross expenses to average net assets (3)(4)	2.07	% (9)	2.05%		2.02	% (6)	2.01%	2.04%	2.10%
Ratio of net expenses to average net assets (4)	1.98	% (9)	1.98%		1.99	% (6)	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets (5)	2.05	% (9)	1.85%		1.36%		0.04%	1.19%	1.36%
Portfolio Turnover Rate	80	% (10)	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.01% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$26.06		$24.11		$24.76		$27.14	$25.92	$26.33
Activity from investment operations:
Net investment income (1)	0.33		0.62		0.49		0.15	0.51	0.48
Net realized and unrealized gain (loss) on investments	(0.93)		1.93		(0.66)		(1.57)	1.21	(0.40)
Total from investment operations	(0.60)		2.55		(0.17)		(1.42)	1.72	0.08
Less distributions from:
Net investment income	(0.44)		(0.60)		(0.48)		(0.19)	(0.50)	(0.46)
Net realized gains	—		—		—		(0.77)	—	(0.03)
Return of capital	—		—		(0.00	) (7)	—	—	—
Total distributions	(0.44)		(0.60)		(0.48)		(0.96)	(0.50)	(0.49)
Net asset value, end of period	$25.02		$26.06		$24.11		$24.76	$27.14	$25.92
Total return (2)	(2.70	)% (10)	10.64	% (8)	(0.72)%		(5.38)%	6.66%	0.30%
Net assets, at end of period (000s)	$795		$1,482		$4,110		$4,129	$4,377	$2,465
Ratio of gross expenses to average net assets (3)(4)	1.47	% (9)	1.45%		1.41	% (6)	1.41%	1.44%	1.50%
Ratio of net expenses to average net assets (4)	1.38	% (9)	1.38%		1.38	% (6)	1.38%	1.38%	1.38%
Ratio of net investment income to average net assets (4)(5)	2.65	% (9)	2.45%		1.95%		0.59%	1.89%	1.86%
Portfolio Turnover Rate	80	% (10)	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Instl Class Shares	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$25.99		$24.07		$24.73		$27.07	$25.85	$26.35
Activity from investment operations:
Net investment income (1)	0.38		0.71		0.58		0.25	0.60	0.64
Net realized and unrealized gain (loss) on investments	(1.04)		1.92		(0.65)		(1.57)	1.22	(0.45)
Total from investment operations	(0.66)		2.63		(0.07)		(1.32)	1.82	0.19
Less distributions from:
Net investment income	(0.40)		(0.71)		(0.59)		(0.25)	(0.60)	(0.66)
Net realized gains	—		—		—		(0.77)	—	(0.03)
Return of capital	—		—		(0.00	) (7)	—	—	—
Total distributions	(0.40)		(0.71)		(0.59)		(1.02)	(0.60)	(0.69)
Net asset value, end of period	$24.93		$25.99		$24.07		$24.73	$27.07	$25.85
Total return (2)	(2.57	)% (8)(10)	11.01	% (8)	(0.36)%		(5.04)%	7.06%	0.71%
Net assets, at end of period (000s)	$229,627		$283,865		$288,960		$302,954	$281,733	$196,579
Ratio of gross expenses to average net assets (3)(4)	1.07	% (9)	1.05%		1.02	% (6)	1.01%	1.04%	1.10%
Ratio of net expenses to average net assets (4)	1.05	% (9)	1.05%		1.02	% (6)	1.01%	1.02%	0.98%
Ratio of net investment income to average net assets (4)(5)	2.98	% (9)	2.78%		2.31%		0.96%	2.23%	2.47%
Portfolio Turnover Rate	80	% (10)	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Special Class Shares	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$26.12		$24.18		$24.84		$27.11	$25.88	$26.37
Activity from investment operations:
Net investment income (1)	0.40		0.74		0.61		0.27	0.64	0.71
Net realized and unrealized gain (loss) on investments	(1.04)		1.93		(0.66)		(1.57)	1.21	(0.50)
Total from investment operations	(0.64)		2.67		(0.05)		(1.30)	1.85	0.21
Less distributions from:
Net investment income	(0.41)		(0.73)		(0.61)		(0.20)	(0.62)	(0.67)
Net realized gains	—		—		—		(0.77)	—	(0.03)
Return of capital	—		—		(0.00	) (7)	—	—	—
Total distributions	(0.41)		(0.73)		(0.61)		(0.97)	(0.62)	(0.70)
Net asset value, end of period	$25.07		$26.12		$24.18		$24.84	$27.11	$25.88
Total return (2)	(2.47	)% (8)(10)	11.14	% (8)	(0.27)%		(4.96)%	7.19%	0.81%
Net assets, at end of period (000s)	$166		$218		$290		$295	$443	$339
Ratio of gross expenses to average net assets (3)(4)	0.97	% (9)	0.96%		0.93	% (6)	0.94%	0.94%	1.04%
Ratio of net expenses to average net assets (4)	0.92	% (9)	0.92%		0.92	% (6)	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets (4)(5)	3.11	% (9)	2.89%		2.40%		1.04%	2.36%	2.73%
Portfolio Turnover Rate	80	% (10)	52%		407%		360%	121%	186%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

(7)	Less than $0.01.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2024		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$26.77		$25.30		$25.90		$27.74	$27.83	$25.00
Activity from investment operations:
Net investment income (2)	0.72		1.33		1.10		0.11	0.84	0.76
Net realized and unrealized gain (loss) on investments	(0.60)		1.47		(0.54)		(1.81)	1.09	2.82
Total from investment operations	0.12		2.80		0.56		(1.70)	1.93	3.58
Less distributions from:
Net investment income	(0.72)		(1.33)		(1.16)		(0.14)	(0.78)	(0.75)
Net realized gains	—		—		—		—	(1.24)	—
Return of capital	—		—		(0.00	) (9)	—	—	—
Total distributions	(0.72)		(1.33)		(1.16)		(0.14)	(2.02)	(0.75)
Net asset value, end of period	$26.17		$26.77		$25.30		$25.90	$27.74	$27.83
Total return (3)	0.46	% (8)(10)	11.34	% (10)	2.20%		(6.15)%	7.15%	14.50	% (8)
Net assets, at end of period (000s)	$8,871		$7,224		$7,055		$22,076	$12,105	$4,721
Ratio of gross expenses to average net assets (4)(5)(7)	1.50%		1.47%		1.48%		1.48%	1.48%	1.49%
Ratio of net expenses to average net assets (5)(7)	1.50%		1.47%		1.48%		1.48%	1.48%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	5.42%		5.13%		4.25%		0.40%	3.02%	2.72%
Portfolio Turnover Rate	0	% (8)	70%		198%		514%	57%	956	% (8)

(1)	The Ocean Park Tactical Bond Fund Class A shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2024		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$26.55		$25.11		$25.72		$27.68	$27.81	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.61		1.12		0.93		(0.09)	0.63	0.53
Net realized and unrealized gain (loss) on investments	(0.58)		1.46		(0.56)		(1.80)	1.09	2.92
Total from investment operations	0.03		2.58		0.37		(1.89)	1.72	3.45
Less distributions from:
Net investment income	(0.63)		(1.14)		(0.98)		(0.07)	(0.61)	(0.64)
Net realized gains	—		—		—		—	(1.24)	—
Return of capital	—		—		(0.00	) (9)	—	—	—
Total distributions	(0.63)		(1.14)		(0.98)		(0.07)	(1.85)	(0.64)
Net asset value, end of period	$25.95		$26.55		$25.11		$25.72	$27.68	$27.81
Total return (3)	0.10	% (8)(10)	10.49	% (10)	1.46%		(6.85)%	6.33%	13.97	% (8)
Net assets, at end of period (000s)	$28,302		$25,693		$23,088		$21,528	$22,977	$2,517
Ratio of gross expenses to average net assets (4)(5)(7)	2.25%		2.22%		2.24%		2.23%	2.23%	2.24%
Ratio of net expenses to average net assets (5)(7)	2.25%		2.22%		2.24%		2.23%	2.23%	2.24%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	4.66%		4.37%		3.63%		(0.36)%	2.27%	1.91%
Portfolio Turnover Rate	0	% (8)	70%		198%		514%	57%	956	% (8)

(1)	The Ocean Park Tactical Bond Fund Class C shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	2025		September 30,		September 30,		September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2024		2023		2022	2021	2020 (1)
Net asset value, beginning of period	$26.75		$25.29		$25.89		$27.75	$27.84	$25.00
Activity from investment operations:
Net investment income (2)	0.69		1.29		1.10		0.07	0.79	0.75
Net realized and unrealized gain (loss) on investments	(0.59)		1.46		(0.57)		(1.81)	1.10	2.79
Total from investment operations	0.10		2.75		0.53		(1.74)	1.89	3.54
Less distributions from:
Net investment income	(0.70)		(1.29)		(1.13)		(0.12)	(0.74)	(0.70)
Net realized gains	—		—		—		—	(1.24)	—
Return of capital	—		—		(0.00	) (9)	—	—	—
Total distributions	(0.70)		(1.29)		(1.13)		(0.12)	(1.98)	(0.70)
Net asset value, end of period	$26.15		$26.75		$25.29		$25.89	$27.75	$27.84
Total return (3)	0.38	% (8)(10)	11.14	% (10)	2.07%		(6.29)%	6.99%	14.36	% (8)
Net assets, at end of period (000s)	$17,098		$15,217		$13,227		$17,598	$19,077	$11,594
Ratio of gross expenses to average net assets (4)(5)(7)	1.65%		1.62%		1.64%		1.63%	1.63%	1.64%
Ratio of net expenses to average net assets (5)(7)	1.65%		1.62%		1.64%		1.63%	1.63%	1.64%
Ratio of net investment income to average net assets (5)(6)(7)	5.23%		4.98%		4.28%		0.27%	2.83%	2.74%
Portfolio Turnover Rate	0	% (8)	70%		198%		514%	57%	956	% (8)

(1)	The Ocean Park Tactical Bond Fund Investor Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	2025		September 30,	September 30,		September 30,	September 30,	September 30,
Instl Class Shares	(Unaudited)		2024	2023		2022	2021	2020 (1)
Net asset value, beginning of period	$26.82		$25.35	$25.96		$27.76	$27.85	$25.00
Activity from investment operations:
Net investment income (2)	0.75		1.39	1.20		0.18	0.91	0.83
Net realized and unrealized gain (loss) on investments	(0.59)		1.47	(0.58)		(1.81)	1.09	2.81
Total from investment operations	0.16		2.86	0.62		(1.63)	2.00	3.64
Less distributions from:
Net investment income	(0.75)		(1.39)	(1.23)		(0.17)	(0.85)	(0.79)
Net realized gains	—		—	—		—	(1.24)	—
Return of capital	—		—	(0.00	) (9)	—	—	—
Total distributions	(0.75)		(1.39)	(1.23)		(0.17)	(2.09)	(0.79)
Net asset value, end of period	$26.23		$26.82	$25.35		$25.96	$27.76	$27.85
Total return (3)	0.61	% (8)(10)	11.59%	2.43%		(5.89)%	7.40%	14.78	% (8)
Net assets, at end of period (000s)	$2,053,036		$1,865,088	$1,728,412		$2,051,793	$1,840,643	$1,027,880
Ratio of gross expenses to average net assets (4)(5)(7)	1.25%		1.22%	1.24%		1.23%	1.23%	1.24%
Ratio of net expenses to average net assets (5)(7)	1.25%		1.22%	1.24%		1.23%	1.23%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	5.66%		5.37%	4.68%		0.66%	3.26%	3.05%
Portfolio Turnover Rate	0	% (8)	70%	198%		514%	57%	956	% (8)

(1)	The Ocean Park Tactical Bond Fund Instl Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Period Ended
	2025		September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.57		$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.34		0.64		0.47		0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.98)		2.63		0.25	(11)	(2.89)	(0.44)
Total from investment operations	(0.64)		3.27		0.72		(2.69)	(0.20)
Less distributions from:
Net investment income	(0.31)		(0.67)		(0.44)		(0.22)	(0.19)
Return of capital	—		—		—		(0.01)	—
Total distributions	(0.31)		(0.67)		(0.44)		(0.23)	(0.19)
Net asset value, end of period	$23.62		$24.57		$21.97		$21.69	$24.61
Total return (3)	(2.60	)% (8)(12)	15.06%		3.33%		(10.99)%	(0.82	)% (8)
Net assets, at end of period (000s)	$96		$234		$203		$614	$339
Ratio of gross expenses to average net assets (4)(5)(7)	1.55	% (10)	1.55	% (10)	1.53	% (10)	1.64%	1.72%
Ratio of net expenses to average net assets (5)(7)	1.56	% (9)	1.56	% (9)	1.56	% (9)	1.56%	1.56%
Ratio of net investment income to average net assets (5)(6)(7)	2.81%		2.74%		2.11%		0.85%	2.72%
Portfolio Turnover Rate	64	% (8)	115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Class A shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior year.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior year.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Period Ended
	2025		September 30,		September 30,		September 30,		September 30,
Class C Shares	(Unaudited)		2024		2023		2022		2021 (1)
Net asset value, beginning of period	$24.42		$21.85		$21.63		$24.55		$25.00
Activity from investment operations:
Net investment income (2)	0.23		0.45		0.28		0.05		0.14
Net realized and unrealized gain (loss) on investments	(0.94)		2.63		0.27	(12)	(2.89)		(0.41)
Total from investment operations	(0.71)		3.08		0.55		(2.84)		(0.27)
Less distributions from:
Net investment income	(0.24)		(0.51)		(0.33)		(0.08)		(0.18)
Return of capital	—		—		—		(0.00	) (9)	—
Total distributions	(0.24)		(0.51)		(0.33)		(0.08)		(0.18)
Net asset value, end of period	$23.47		$24.42		$21.85		$21.63		$24.55
Total return (3)	(2.93	)% (8)	14.23%		2.53%		(11.58)%		(1.09	)% (8)
Net assets, at end of period (000s)	$1,290		$1,083		$589		$42		$29
Ratio of gross expenses to average net assets (4)(5)(7)	2.30	% (11)	2.30	% (11)	2.28	% (11)	2.39%		2.47%
Ratio of net expenses to average net assets (5)(7)	2.30	% (10)	2.31	% (10)	2.31	% (10)	2.31%		2.31%
Ratio of net investment income to average net assets (5)(6)(7)	1.90%		1.92%		1.26%		0.22%		1.63%
Portfolio Turnover Rate	64	% (8)	115%		207%		345%		39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Class C shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(12)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Period Ended
	2025		September 30,		September 30,		September 30,	September 30,
Investor Class Shares	(Unaudited)		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.58		$21.96		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.30		0.61		0.38		0.19	0.18
Net realized and unrealized gain (loss) on investments	(0.94)		2.64		0.30	(11)	(2.91)	(0.39)
Total from investment operations	(0.64)		3.25		0.68		(2.72)	(0.21)
Less distributions from:
Net investment income	(0.30)		(0.63)		(0.41)		(0.19)	(0.18)
Return of capital	—		—		—		(0.01)	—
Total distributions	(0.30)		(0.63)		(0.41)		(0.20)	(0.18)
Net asset value, end of period	$23.64		$24.58		$21.96		$21.69	$24.61
Total return (3)	(2.62	)% (8)	14.95	% (12)	3.16%		(11.07)%	(0.84	)% (8)
Net assets, at end of period (000s)	$2,044		$2,530		$4,700		$1,460	$1,457
Ratio of gross expenses to average net assets (4)(5)(7)	1.70	% (10)	1.70	% (10)	1.68	% (10)	1.79%	1.87%
Ratio of net expenses to average net assets (5)(7)	1.71	% (9)	1.71	% (9)	1.71	% (9)	1.71%	1.71%
Ratio of net investment income to average net assets (5)(6)(7)	2.48%		2.62%		1.68%		0.82%	2.03%
Portfolio Turnover Rate	64	% (8)	115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Investor Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended	Period Ended
	2025		September 30,		September 30,		September 30,	September 30,
Instl Class Shares	(Unaudited)		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.57		$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.35		0.70		0.48		0.29	0.21
Net realized and unrealized gain (loss) on investments	(0.95)		2.63		0.30	(11)	(2.92)	(0.40)
Total from investment operations	(0.60)		3.33		0.78		(2.63)	(0.19)
Less distributions from:
Net investment income	(0.35)		(0.73)		(0.50)		(0.28)	(0.20)
Return of capital	—		—		—		(0.01)	—
Total distributions	(0.35)		(0.73)		(0.50)		(0.29)	(0.20)
Net asset value, end of period	$23.62		$24.57		$21.97		$21.69	$24.61
Total return (3)	(2.45	)% (8)(12)	15.34	% (12)	3.60%		(10.75)%	(0.76	)% (8)
Net assets, at end of period (000s)	$326,830		$352,124		$403,441		$163,155	$134,137
Ratio of gross expenses to average net assets (4)(5)(7)	1.30	% (10)	1.30	% (10)	1.28	% (10)	1.39%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.30	% (9)	1.31	% (9)	1.31	% (9)	1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	2.89%		3.02%		2.13%		1.21%	2.32%
Portfolio Turnover Rate	64	% (8)	115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Instl Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended
	2025		September 30,		September 30,
Investor Class Shares	(Unaudited)		2024		2023 (1)
Net asset value, beginning of period	$26.92		$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.84		0.83		0.74
Net realized and unrealized gain (loss) on investments	(1.45)		2.36		(0.32)
Total from investment operations	(0.61)		3.19		0.42
Less distributions from:
Net investment income	(0.07)		(0.96)		(0.73)
Net realized gains	(0.08)		—		—
Total distributions	(0.15)		(0.96)		(0.73)
Net asset value, end of period	$26.16		$26.92		$24.69
Total return (3)	(2.28	)% (8)(10)	13.09	% (8)	1.68%
Net assets, at end of period (000s)	$74		$52		$25 (7)
Ratio of gross expenses to average net assets (4)(5)	1.80	% (9)	2.08%		2.02%
Ratio of net expenses to average net assets (5)	1.71	% (9)	1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)	6.34	% (9)	3.12%		2.94%
Portfolio Turnover Rate	49	% (10)	101%		232%

(1)	The Ocean Park Tactical Risk Spectrum 30 Fund Investor Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Actual net assets, not truncated.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended
	2025		September 30,		September 30,
Instl Class Shares	(Unaudited)		2024		2023 (1)
Net asset value, beginning of period	$26.92		$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.49		0.95		0.74
Net realized and unrealized gain (loss) on investments	(0.74)		2.26		(0.32)
Total from investment operations	(0.25)		3.21		0.42
Less distributions from:
Net investment income	(0.42)		(0.98)		(0.73)
Net realized gains	(0.08)		—		—
Total distributions	(0.50)		(0.98)		(0.73)
Net asset value, end of period	$26.17		$26.92		$24.69
Total return (3)	(0.93	)% (9)	13.15	% (7)	1.68%
Net assets, at end of period (000s)	$181,292		$37,272		$37,838
Ratio of gross expenses to average net assets (4)(5)	1.40	% (8)	1.68%		1.62%
Ratio of net expenses to average net assets (5)	1.31	% (8)	1.31%		1.31%
Ratio of net investment income to average net assets (5)(6)	3.68	% (8)	3.68%		2.94%
Portfolio Turnover Rate	49	% (9)	101%		232%

(1)	The Ocean Park Tactical Risk Spectrum 30 Fund Instl Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Period Ended
	2025		September 30,		September 30,
Investor Class Shares	(Unaudited)		2024		2023 (1)
Net asset value, beginning of period	$28.49		$24.97		$25.00
Activity from investment operations:
Net investment income (2)	0.20		0.54		0.17
Net realized and unrealized gain (loss) on investments	(1.39)		3.44		(0.10)
Total from investment operations	(1.19)		3.98		0.07
Less distributions from:
Net investment income	(0.21)		(0.46)		(0.10)
Net realized gains	(0.09)		—		—
Total distributions	(0.30)		(0.46)		(0.10)
Net asset value, end of period	$27.00		$28.49		$24.97
Total return (3)	(4.20	)% (9)	16.05	% (7)	0.28	% (9)
Net assets, at end of period (000s)	$59		$27		$18
Ratio of gross expenses to average net assets (4)(5)(8)	1.88%		2.12%		2.99%
Ratio of net expenses to average net assets (5)(8)	1.71%		1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)(8)	1.41%		2.01%		1.30%
Portfolio Turnover Rate	81	% (9)	113%		99	% (9)

(1)	The Ocean Park Tactical Risk Spectrum 70 Fund Investor Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2025		September 30,	September 30,
Instl Class Shares	(Unaudited)		2024	2023 (1)
Net asset value, beginning of period	$28.56		$24.97	$25.00
Activity from investment operations:
Net investment income (2)	0.28		0.57	0.21
Net realized and unrealized gain (loss) on investments	(1.42)		3.58	(0.10)
Total from investment operations	(1.14)		4.15	0.11
Less distributions from:
Net investment income	(0.26)		(0.56)	(0.14)
Net realized gains	(0.09)		—	—
Total distributions	(0.35)		(0.56)	(0.14)
Net asset value, end of period	$27.07		$28.56	$24.97
Total return (3)	(4.00	)% (7)(9)	16.77%	0.45	% (9)
Net assets, at end of period (000s)	$66,330		$47,991	$23,173
Ratio of gross expenses to average net assets (4)(5)(8)	1.48%		1.72%	2.59%
Ratio of net expenses to average net assets (5)(8)	1.31%		1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(8)	1.99%		2.08%	1.64%
Portfolio Turnover Rate	81	% (9)	113%	99	% (9)

(1)	The Ocean Park Tactical Risk Spectrum 70 Fund Instl Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended
	2025		September 30,
Investor Class Shares	(Unaudited)		2024
Net asset value, beginning of period	$29.04		$25.00
Activity from investment operations:
Net investment income (2)	0.08		0.32
Net realized and unrealized gain (loss) on investments	(1.50)		4.13
Total from investment operations	(1.42)		4.45
Less distributions from:
Net investment income	(0.13)		(0.41)
Net realized gains	(0.22)		—
Total distributions	(0.35)		(0.41)
Net asset value, end of period	$27.27		$29.04
Total return (3)	(4.91	)% (7)(9)	17.95%
Net assets, at end of period (000s)	$145		$179
Ratio of gross expenses to average net assets (4)(5)(8)	3.78	% (10)	7.51%
Ratio of net expenses to average net assets (5)(8)	1.40	% (10)	1.39%
Ratio of net investment income to average net assets (5)(6)(8)	0.58%		1.13%
Portfolio Turnover Rate	77	% (9)	93%

(1)	The Ocean Park Tactical Core Growth Fund Investor Class shares commenced operations on September 29, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	Includes 0.01% for the six months ended March 31, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended
	2025		September 30,
Instl Class Shares	(Unaudited)		2024
Net asset value, beginning of period	$29.11		$25.00
Activity from investment operations:
Net investment income (2)	0.15		0.44
Net realized and unrealized gain (loss) on investments	(1.51)		4.12
Total from investment operations	(1.36)		4.56
Less distributions from:
Net investment income	(0.16)		(0.45)
Net realized gains	(0.22)		—
Total distributions	(0.38)		(0.45)
Net asset value, end of period	$27.37		$29.11
Total return (3)	(4.94	)% (8)	18.40	% (8)
Net assets, at end of period (000s)	$9,603		$3,784
Ratio of gross expenses to average net assets (4)(5)(7)	3.38	% (9)	7.11%
Ratio of net expenses to average net assets (5)(7)	1.00	% (9)	0.99%
Ratio of net investment income to average net assets (5)(6)(7)	1.08%		1.60%
Portfolio Turnover Rate	77	% (8)	93%

(1)	The Ocean Park Tactical Core Growth Fund Instl Class shares commenced operations on September 29, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes 0.01% for the six months ended March 31, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2025

1. ORGANIZATION

The Ocean Park Tactical All Asset Fund (“OPTAAF”), Ocean Park Tactical Core Income Fund (“OPTCIF”), Ocean Park Tactical Municipal Fund (“OPTMF”), Ocean Park Tactical Bond Fund (“OPTBF”), Ocean Park Tactical Risk Spectrum 50 Fund (“OPTRSFF”), Ocean Park Tactical Risk Spectrum 30 Fund (“OPTRSTF”), Ocean Park Tactical Risk Spectrum 70 Fund (“OPTRSSF”), and Ocean Park Tactical Core Growth Fund (“OPTCGF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. OPTAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. OPTCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. OPTMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. OPTBF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. OPTRSFF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. OPTRSTF’s two investment objectives are to provide total investment return and to limit volatility and downside risk. OPTRSSF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. OPTCGF’s seeks long-term total return (the combination of yield and net gains) while seeking to limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”). The Funds are “fund of funds”, in that they will generally invest in other investment companies.

OPTAAF, OPTCIF, OPTMF, OPTBF and OPTRSFF currently offer Class A, Class C, Investor Class, and Instl Class shares, with OPTAAF also offers Class A1 and Class I1 shares, and OPTMF also offers Special Class Shares. OPTRSTF, OPTRSSF, and OPTCGF currently offers Investor Class and Instl Class Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value (“NAV”). The Trust suspended the sale of Class Y shares for OPTAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for OPTCIF. Effective July 7, 2023, OPTMF suspended purchase orders from any investors for the Special Shares Class. Class A and Class A1 shares are offered at NAV plus a maximum sales charge of 3.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange-Traded Funds - The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for the Funds’ assets measured at fair value:

Ocean Park Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$249,190,882	$—	$—	$249,190,882
Open End Funds	228,996,668	—	—	228,996,668
Collateral For Securities Loaned	45,095,067	—	—	45,095,067
Money Market Fund	1,014,127	—	—	1,014,127
Total	$524,296,744	$—	$—	$524,296,744

Ocean Park Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$799,278,599	$—	$—	$799,278,599
Open End Funds	661,592,603	—	—	661,592,603
Collateral For Securities Loaned	117,380,901	—	—	117,380,901
Money Market Fund	1,002,605	—	—	1,002,605
Total	$1,579,254,708	$—	$—	$1,579,254,708

Ocean Park Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$115,156,941	$—	$—	$115,156,941
Open End Funds	121,937,097	—	—	121,937,097
Collateral For Securities Loaned	23,538,390	—	—	23,538,390
Money Market Funds	422,952	—	—	422,952
Total	$261,055,380	$—	$—	$261,055,380

Ocean Park Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,299,198,488	$—	$—	$1,299,198,488
Open End Funds	806,685,793	—	—	806,685,793
Collateral For Securities Loaned	205,704,088	—	—	205,704,088
Money Market Fund	2,879,860	—	—	2,879,860
Total	$2,314,468,229	$—	$—	$2,314,468,229

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Ocean Park Tactical Risk Spectrum 50 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$172,992,484	$—	$—	$172,992,484
Open End Funds	157,450,632	—	—	157,450,632
Collateral For Securities Loaned	26,470,907	—	—	26,470,907
Money Market Fund	361,281	—	—	361,281
Total	$357,275,304	$—	$—	$357,275,304

Ocean Park Tactical Risk Spectrum 30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$102,634,030	$—	$—	$102,634,030
Open End Funds	78,477,384	—	—	78,477,384
Collateral For Securities Loaned	6,870,473	—	—	6,870,473
Money Market Fund	803,751	—	—	803,751
Total	$188,785,638	$—	$—	$188,785,638

Ocean Park Tactical Risk Spectrum 70 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,831,521	$—	$—	$43,831,521
Open End Funds	22,178,306	—	—	22,178,306
Collateral For Securities Loaned	3,838,434	—	—	3,838,434
Money Market Fund	104,950	—	—	104,950
Total	$69,953,211	$—	$—	$69,953,211

Ocean Park Tactical Core Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,622,797	$—	$—	$5,622,797
Open End Funds	4,079,217	—	—	4,079,217
Money Market Fund	61,678	—	—	61,678
Total	$9,763,692	$—	$—	$9,763,692

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for OPTCIF, OPTMF, OPTBF and OPTCGF and quarterly for OPTAAF, OPTRSFF, OPTRSTF and OPTRSSF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 to September 30, 2024, or expected to be taken in the Funds’ September 30, 2025 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended September 30, 2024, the Fund did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. PRINCIPAL INVESTMENT RISKS

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

4. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
OPTAAF	$427,164,796	$542,950,870
OPTCIF	$1,253,717,209	$1,278,027,364
OPTMF	$213,980,090	$258,320,776
OPTBF	$248,461,992	$7,035,928
OPTRSFF	$220,187,831	$231,507,215
OPTRSTF	$182,587,006	$35,380,358
OPTRSSF	$69,834,189	$47,582,148
OPTCGF	$11,647,398	$5,301,374

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ocean Park Asset Management, LLC, formerly known as Wright Fund Management, LLC, serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as indicated below. For the six months ended March 31, 2025, each Fund incurred the following in advisory fees:

FUND	ANNUAL RATE	TOTAL ADVISORY FEE
OPTAAF	1.25%	$3,644,431
OPTCIF	0.75%	$5,570,284
OPTMF	0.75%	$1,052,212
OPTBF	1.05%	$10,423,873
OPTRSFF	1.05%	$1,812,613
OPTRSTF	1.05%	$321,743
OPTRSSF	1.05%	$309,315
OPTCGF	0.75%	$25,803

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2026 for OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF and OPTCGF to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses)) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

FUND	Class A	Class C	Investor Class	Instl Class	Class A1	Class I1	Special Shares
OPTAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
OPTCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
OPTMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
OPTBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A
OPTRSFF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
OPTRSTF	N/A	N/A	1.71%	1.31%	N/A	N/A	N/A
OPTRSSF	N/A	N/A	1.71%	1.31%	N/A	N/A	N/A
OPTCGF	N/A	N/A	1.39%	0.99%	N/A	N/A	N/A

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2025, the Adviser waived $0 with respect to OPTAAF, OPTBF, and OPTRSFF, and $7,448, $25,575, $35,637, $48,577 and $82,620 to OPTCIF, OPTMF, OPTRSTF, OPTRSSF and OPTCGF respectively, under each Fund’s Expense Limitation Agreement. For the six months ended March 31, 2025, the Adviser recaptured fees in the amount $8,573 for OPTRSFF with respect to the Fund.

The following amounts are subject to recapture by the Adviser by the following dates:

FUND	9/30/2025	9/30/2026	9/30/2027
OPTCIF	$—	$—	$9,168
OPTMF	$3,054	$4,158	$12,509
OPTRSFF	$11,432	$—	$—
OPTRSTF	$—	$127,829	$127,492
OPTRSSF	$—	$76,683	$133,196
OPTCGF	$—	$—	$166,311

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Distributor - The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of the average daily net assets attributable to the following Funds and Classes, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2025, the 12b-1 annual rates of the average daily net assets of each class of shares for the Funds were as follows:

FUND	Class A	Class C	Investor Class	Class A1	Class I1
OPTAAF	0.25%	1.00%	0.25%	0.40%	0.40%
OPTCIF	0.40%	1.00%	0.40%	N/A	N/A
OPTMF	0.25%	1.00%	0.40%	N/A	N/A
OPTBF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSFF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSTF	N/A	N/A	0.40%	N/A	N/A
OPTRSSF	N/A	N/A	0.40%	N/A	N/A
OPTCGF	N/A	N/A	0.40%	N/A	N/A

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2025, the amounts listed below were received by the Distributor and retained by the principal underwriter or other affiliated broker-dealers for each fund respectively:

		Front End Sale	Amounts retained by
	Share	charges received by	the Principal
Fund	Class	the Distributor	Underwriter
OPTAAF	Class A1	$—	$—
	Class A	$909	$63
OPTCIF	Class A	$13,495	$913
OPTMF	Class A	$9,924	$807
OPTBF	Class A	$69,578	$5,223
OPTRSFF	Class A	$561	$36

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Blu Giant LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6. CREDIT FACILITY

Effective July 31, 2023, the Fund entered into an amended and restated loan agreement, dated July 31, 2023, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”). Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate per month. There are no fees charged on the unused portion of the line of credit. For the six months ended March 31, 2025, amounts outstanding to the Funds under the credit facility at no time were permitted to exceed $150,000,000. During the six months ended March 31, 2025, OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF and OPTCGF drew on the line of credit as follows:

		Outstanding		Average	Maximum
		Balance as of		Borrowings	Borrowing
FUND	Interest Expense	March 31, 2025	Average Borrowings	Rate	Interest Rate
OPTAAF	$35,011	$—	$18,469,444	7.64%	8.00%
OPTCIF	$7,970	$—	$3,943,556	7.58%	8.00%
OPTMF	$5,816	$—	$2,608,400	7.63%	7.75%
OPTBF	$900	$—	$1,233,000	7.75%	8.00%
OPTRSFF	$638	$—	$304,750	7.69%	7.75%
OPTRSTF	$437	$—	$71,250	7.75%	8.00%
OPTRSSF	$435	$—	$95,000	7.50%	7.50%
OPTCGF	$395	$—	$26,667	7.83%	8.00%

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab held approximately 67.1%, 35.2%, 50.5%, 46.5%, 61.5%, 42.8%, 25.5% and 41.6% of the voting securities of OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF, and OPTCGF, respectively. Pershing LLC held approximately 32.8%, and 29.2% of the voting securities of OPTRTF and OPTCG, respectively. National Financial Services LLC held approximately 32.8%, 53.9%, and 28.8% of the voting securities of OPTRTF, OPTRSSF, and OPTCG. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab, Pershing LLC or National Financial Services LLC are also owned beneficially.

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

OPTMF currently invests a portion of their assets in the PIMCO High Yield Municipal Bond Fund - Institutional Class (“PIMCO”). PIMCO is registered under the 1940 Act as an open-end management investment company. OPTMF may redeem its investments in PIMCO at any time if the Adviser determines that it is in the best interest of OPTMF, and their shareholders to do so. The performance

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

of OPTMF will be directly affected by the performance of PIMCO. The financial statements of PIMCO, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with OPTMF’s financial statements. As of March 31, 2025, the percentage of OPTMF’s net assets invested in PIMCO High Yield Municipal Bond Fund - Institutional Class was 26.4%.

9. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions utilized during the periods ended September 30, 2024, and September 30, 2023 was as follows:

For the period ended September 30, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Tactical All Asset Fund	$21,256,934	$—	$—	$—	$21,256,934
Ocean Park Tactical Core Income Fund	68,799,419	—	—	4,230,750	73,030,169
Ocean Park Tactical Municipal Fund	1,042,323	—	—	6,835,142	7,877,465
Ocean Park Tactical Bond Fund	94,994,034	—	—	—	94,994,034
Ocean Park Tactical Risk Spectrum 50 Fund	11,288,631	—	—	—	11,288,631
Ocean Park Tactical Risk Spectrum 30 Fund	1,346,027	—	—	16,962	1,362,989
Ocean Park Tactical Risk Spectrum 70 Fund	687,483	—	—	—	687,483
Ocean Park Tactical Core Growth Fund	41,574	—	—	—	41,574

For the period ended September 30, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Tactical All Asset Fund	$23,300,546	$—	$13,277	$1,350,936	$24,664,759
Ocean Park Tactical Core Income Fund	66,096,025	—	303,794	5,155,763	71,555,582
Ocean Park Tactical Municipal Fund	2,106,433	—	4,229	5,688,779	7,799,441
Ocean Park Tactical Bond Fund	91,181,704	—	214,584	—	91,396,288
Ocean Park Tactical Risk Spectrum 50 Fund	7,098,958	—	—	212,422	7,311,380
Ocean Park Tactical Risk Spectrum 30 Fund	1,134,820	—	—	56,827	1,191,647
Ocean Park Tactical Risk Spectrum 70 Fund	76,760	—	—	—	76,760

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ocean Park Tactical All Asset Fund	$162,412	$—	$—	$(66,264,578)	$—	$45,596,287	$(20,505,879)
Ocean Park Tactical Core Income Fund	705,080	—	—	(174,779,200)	—	78,691,948	(95,382,172)
Ocean Park Tactical Municipal Fund	75,447	—	—	(24,530,057)	—	20,075,364	(4,379,246)
Ocean Park Tactical Bond Fund	650,596	—	—	(126,004,092)	—	108,812,221	(16,541,275)
Ocean Park Tactical Risk Spectrum 50 Fund	179,089	—	—	(24,003,786)	—	32,655,549	8,830,852
Ocean Park Tactical Risk Spectrum 30 Fund	34,748	30,597	—	—	—	2,744,423	2,809,768
Ocean Park Tactical Risk Spectrum 70 Fund	21,950	—	—	(63,827)	—	3,659,879	3,618,002
Ocean Park Tactical Core Growth Fund	46,890	639	—	—	—	359,370	406,899

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ocean Park Tactical All Asset Fund	$66,264,578	$—	$66,264,578	$—
Ocean Park Tactical Core Income Fund	174,779,200	—	174,779,200	—
Ocean Park Tactical Municipal Fund	24,530,057	—	24,530,057	—
Ocean Park Tactical Bond Fund	126,004,092	—	126,004,092	—
Ocean Park Tactical Risk Spectrum 50 Fund	24,003,786	—	24,003,786	—
Ocean Park Tactical Risk Spectrum 30 Fund	—	—	—	2
Ocean Park Tactical Risk Spectrum 70 Fund	63,827	—	63,827	—
Ocean Park Tactical Core Growth Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2024 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Ocean Park Tactical All Asset Fund	$(122,285)	$122,285
Ocean Park Tactical Core Income Fund	(366,177)	366,177
Ocean Park Tactical Municipal Fund	—	—
Ocean Park Tactical Bond Fund	(189,388)	189,388
Ocean Park Tactical Risk Spectrum 50 Fund	—	—
Ocean Park Tactical Risk Spectrum 30 Fund	—	—
Ocean Park Tactical Risk Spectrum 70 Fund	—	—
Ocean Park Tactical Core Growth Fund	—	—

10. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
				Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
Ocean Park Tactical All Asset Fund	$634,224,834	$47,617,959	$(2,021,672)	$45,596,287
Ocean Park Tactical Core Income Fund	1,610,949,237	85,173,370	(6,481,422)	78,691,948
Ocean Park Tactical Municipal Fund	292,338,679	20,089,462	(14,098)	20,075,364
Ocean Park Tactical Bond Fund	1,999,956,704	114,799,867	(5,987,646)	108,812,221
Ocean Park Tactical Risk Spectrum 50 Fund	347,010,283	33,856,623	(1,201,074)	32,655,549
Ocean Park Tactical Risk Spectrum 30 Fund	36,253,841	2,837,824	(93,401)	2,744,423
Ocean Park Tactical Risk Spectrum 70 Fund	48,185,331	3,794,783	(134,904)	3,659,879
Ocean Park Tactical Core Growth Fund	3,986,021	365,989	(6,619)	359,370

11. SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the holdings received as collateral as of March 31, 2025:

Securities Lending Transactions

Overnight and Continuous
OPTAAF
First American Government Obligations Fund - Class X	$45,095,067
OPTCIF
First American Government Obligations Fund - Class X	$117,380,901
OPTMF
First American Government Obligations Fund - Class X	$23,538,390
OPTBF
First American Government Obligations Fund - Class X	$205,704,088
OPTRSFF
First American Government Obligations Fund - Class X	$26,470,907
OPTRSTF
First American Government Obligations Fund - Class X	$6,870,473
OPTRSSF
First American Government Obligations Fund - Class X	$3,838,434

The fair value of the securities loaned are noted on the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. This amount is offset by a liability recorded as “Securities Lending Collateral Payable” on the Statements of Assets and Liabilities. The following table is a summary of the Funds’ fair value of the securities loaned and related collateral as of March 31, 2025:

	Fair Value of	Collateral for
Ticker	Securities on Loan	Securities Loaned
OPTAAF	$44,010,773	$45,095,067
OPTCIF	$114,975,621	$117,380,901
OPTMF	$23,048,692	$23,538,390
OPTBF	$201,573,246	$205,704,088
OPTRSFF	$25,868,723	$26,470,908
OPTRSTF	$6,697,757	$6,870,473
OPTRSSF	$3,745,896	$3,838,434

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

12. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Core Income Fund	Class A	0.0982	4/28/2025	4/30/2025
Ocean Park Tactical Core Income Fund	Class C	0.0881	4/28/2025	4/30/2025
Ocean Park Tactical Core Income Fund	Investor Class	0.0981	4/28/2025	4/30/2025
Ocean Park Tactical Core Income Fund	Instl Class	0.1052	4/28/2025	4/30/2025

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Municipal Fund	Class A	0.0865	4/28/2025	4/30/2025
Ocean Park Tactical Municipal Fund	Class C	0.0710	4/28/2025	4/30/2025
Ocean Park Tactical Municipal Fund	Investor Class	0.0828	4/28/2025	4/30/2025
Ocean Park Tactical Municipal Fund	Instl Class	0.0918	4/28/2025	4/30/2025
Ocean Park Tactical Municipal Fund	Special Class	0.0942	4/28/2025	4/30/2025

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Bond Fund	Class A	0.1280	4/28/2025	4/30/2025
Ocean Park Tactical Bond Fund	Class C	0.1111	4/28/2025	4/30/2025
Ocean Park Tactical Bond Fund	Investor Class	0.1244	4/28/2025	4/30/2025
Ocean Park Tactical Bond Fund	Instl Class	0.1336	4/28/2025	4/30/2025

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Core Growth Fund	Investor Class	0.0162	4/28/2025	4/30/2025
Ocean Park Tactical Core Growth Fund	Instl Class	0.0255	4/28/2025	4/30/2025

THE OCEAN PARK FUNDS

Additional Information (Unaudited)

March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Ocean Park Asset Management, LLC

3420 Ocean Park Blvd., Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/9/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	6/9/25